UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21674
                                                     ---------------------

                     Nuveen Equity Premium Opportunity Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: December 31
                                           ------------------

                  Date of reporting period: June 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                 SEMIANNUAL REPORT June 30, 2005

                                        Nuveen Investments
                                        Closed-End
                                        Exchange-Traded
                                        Funds


          NUVEEN
  EQUITY PREMIUM
     INCOME FUND
             JPZ

          NUVEEN
  EQUITY PREMIUM
OPPORTUNITY FUND
             JSN

          NUVEEN
  EQUITY PREMIUM
  ADVANTAGE FUND
             JLA

Photo of: Man, woman and child at the beach.
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ATTRACTIVE MONTHLY DISTRIBUTIONS AND A MEASURE OF DOWNSIDE PROTECTION FROM AN
INTEGRATED INDEX OPTION AND EQUITY STRATEGY


Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger=

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS

On behalf of all of us at Nuveen Investments, I'd like to use this first shareholder report of the Nuveen Equity Premium Opportunity Fund (JSN) and the Nuveen Equity Premium Advantage Fund (JLA) to welcome each of you to the growing family of Nuveen investors. Along with the shareholders of the Nuveen Equity Premium Income Fund (JPZ), we're pleased and proud that you have chosen Nuveen Investments as a part of your investment program.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Fund to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you secure your long-term financial goals. We thank you for choosing us as a partner as you work toward that objective.



"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING THE INVESTMENT SOLUTIONS AND SERVICES THAT CAN HELP YOU SECURE YOUR LONG-TERM FINANCIAL GOALS."



Because JSN and JLA came to market during the first six months of 2005, this "semiannual" report really covers only the first few months of those Funds' operations. While it's too early to make any long-term observations about JSN and JLA, we do believe the Funds are off to a good start, and we are working to position them to meet their objectives. For details on the steps we've been taking to bring this about, I encourage you to read the Portfolio Managers' Comments and Performance Overview pages that immediately follow this letter.

For shareholders of JPZ, your Fund is now over nine months old and we believe it is now well positioned to play an important role in a well-balanced portfolio. We hope you find this report valuable in assessing the early performance of your Fund.

I also urge you to consider receiving future Fund reports and other Fund information faster by using e-mail and the Internet. Sign up is quick and easy - see the inside front cover of this report for step-by-step instructions.

Earlier in 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), sold a substantial portion of its stake in Nuveen. More recently, St. Paul sold the balance of its shares in Nuveen to us or to others. Please be assured that these transactions only affect Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

Again, thank you for the confidence you have shown in Nuveen Investments. We look forward to reporting on the performance of your Fund in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

August 15, 2005

Nuveen Investments Closed-End Exchange-Traded Funds
(JPZ, JSN, JLA)

Portfolio Managers'
        COMMENTS


These Funds feature portfolio management by Gateway Investment Advisers, L.P. (Gateway). J. Patrick Rogers and Kenneth H. Toft are the portfolio managers at Gateway responsible for investing the Funds' assets. Patrick joined Gateway in 1989 and has been the President, Chief Investment Officer and a member of the Board of Directors of Gateway since 1995. Ken joined Gateway in 1992 and has been Vice President and Portfolio Manager since 1997. Here Patrick and Ken talk about their management strategies and the performance of the Funds for the six-month period ended June 30, 2005.

WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE SIX MONTHS ENDED JUNE 30,
2005?

Our primary portfolio management strategy was to invest each Fund's assets in a well-diversified equity portfolio that, depending on the Fund, sought to substantially replicate the price movement of the S&P 500 Index or a specific blend of the S&P 500 and NASDAQ-100 Indexes. In addition, each Fund's portfolio was designed to support the Fund's index option strategy.

For JPZ, this equity investment and index option strategy involved constructing a portfolio designed to substantially replicate the price movement of the S&P 500 Index. The Fund also sold S&P 500 Index calls in an attempt to generate incremental income and cash flow, and purchased S&P 500 Index puts to provide a measure of portfolio value protection in the event of a rapid decline in equity prices.

For JSN and JLA, which were introduced during this six-month reporting period, our first task was to complete the initial equity investment process. The equity portion of JSN's portfolio was invested with the intention of producing results that combined 75% of the S&P 500 Index price movement with 25% of the NASDAQ-100 Index price movement.

For JLA's equity portfolio, our intention was to provide performance that approximated 50% of the S&P 500 Index price movement and 50% of the NASDAQ-100 Index price movement. For both Funds, we sold calls based on both the S&P 500 and NASDAQ-100 Indexes in similar weightings to their performance targets in order to generate incremental income and cash flow. Similar to JPZ, we also bought puts based on both the S&P 500 and NASDAQ-100 Indexes to provide a measure of portfolio value protection in the event of a rapid decline in equity prices.

All of these initial and ongoing investment activities for all three Funds were completed by the end of this reporting period.


HOW DID THE FUNDS PERFORM OVER THE SIX-MONTH PERIOD?

The performance of JPZ and JSN, as well as the performance of comparative benchmarks, is shown in the following chart. JLA, which was introduced in May 2005, did not have meaningful historical performance to report as of June 30, 2005. We look forward to discussing the performance of this Fund in the next shareholder report.

CUMULATIVE TOTAL RETURN ON NET ASSET VALUE
For the periods ended June 30, 2005

                             6-MONTH                    SINCE INCEPTION
--------------------------------------------------------------------------------
JPZ (inception 10/26/04)       2.83%                              4.56%
--------------------------------------------------------------------------------
S&P 500 Index1                -0.81%                              6.72%
--------------------------------------------------------------------------------
JSN (inception 1/26/05)                                           2.10%
--------------------------------------------------------------------------------
Comparative benchmark2                                            0.87%
--------------------------------------------------------------------------------

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.


While both JPZ and JSN have relatively short histories, we are pleased with their performance for the periods ended June 30, 2005. For the full six-month period, the index option strategy followed by JPZ helped the Fund exceed the return of the S&P 500 Index by 364 basis points (bps). Of this amount, 57 bps came from outperformance of the Fund's equity holdings when compared with the S&P 500, and 307 bps was from the index option strategy of collecting index call premiums and using some of that cash flow buy index put options to reduce downside risk. These results were achieved despite relatively low volatility in the options markets, which tended to keep the sale prices of index calls lower than they might have been in a more historically normal market environment. At the same time, this low volatility environment allowed the Fund to buy index puts at relatively inexpensive prices.



1 The S&P 500 Stock Index is an unmanaged index of 500 stocks that is market-capitalization weighted and is generally representative of the performance of larger companies in the U.S. Index returns to not include the effects of any sales charges or management fees. Individuals cannot invest directly in an index.

2 JSN comparative benchmark performance is a blended return consisting 1) 75% of the return of the S&P 500 Index, and 2) 25% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

From its inception through June 30, 2005, JSN outperformed its comparative benchmark by 123 basis points. During this period, the Fund completed its initial investment process and fully implemented its index option strategy. The incremental cash flow generated by this strategy was the primary source of the Fund's outperformance for this period.

We believe that it is important to remember that these Funds use an index option strategy in conjuction with their portfolios of common stocks. As a result, their returns should not be expected to track closely to the returns of the indexes used to produce the comparative benchmarks shown in this report. We provided these benchmarks solely to offer some context to assist shareholders in evaluating the performance of their Funds.

                        Distribution and Share Price
                                INFORMATION

Each of these Funds follows a managed distribution policy. Under this policy, each Fund seeks to provide a relatively stable monthly distribution paid in part out of the Fund's net investment income (primarily generated by dividends on the stocks in the Fund's portfolio), with the remainder being paid out of a combination of net realized capital gains on the Fund's portfolio investments plus the cash flows generated by each Fund's index option strategy. This portion of the distributions will consist of either net realized capital gains (a combination of long-term and short-term), a return of capital (representing in most cases, to at least a large extent, net unrealized gains), or some combination of the two. The final composition of the characteristics of the distributions cannot be determined with certainty until after the end of the Fund's fiscal year. That final composition will depend on several factors, most importantly the amount of realized gains and losses on the Fund's portfolio securities, and the amount of gains and losses realized in connection with the call options sold by the Fund and the put options purchased by the Fund.

Using this managed distribution policy, JPZ maintained a stable monthly distribution of $0.1420 per share during this reporting period. JSN, which began distributions in March 2005, paid a stable monthly distribution of $0.1480 for the remainder of the report period. (In July 2005, following the close of this reporting period, JLA declared its first monthly distribution of $0.1510 per share.)

As of June 30, 2005, each Fund was trading at a share price greater than its net asset value per share. The amount of this share price premium to NAV is shown in the accompanying chart:

                                                             6-MONTH OR
                                                        SINCE INCEPTION
                             6/30/05                            AVERAGE
                             PREMIUM                            PREMIUM
--------------------------------------------------------------------------------
JPZ                           +6.80%                             +6.34%
--------------------------------------------------------------------------------
JSN                           +4.39%                             +4.31%
--------------------------------------------------------------------------------
JLA                           +3.24%                             +4.54%
--------------------------------------------------------------------------------

Nuveen Equity Premium Income Fund
JPZ

Performance
     OVERVIEW  As of June 30, 2005

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of  total investments)
Common Stocks                          95.1%
Put Options                             0.3%
High-Grade Short-Term Investments       4.6%

Bar Chart:
2004-2005 MONTHLY DISTRIBUTIONS PER SHARE
Dec                            0.142
Jan                            0.142
Feb                            0.142
Mar                            0.142
Apr                            0.142
May                            0.142
Jun                            0.142

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/26/04                      20
                              20.06
                              20.1
                              20.08
                              20.01
                              20.08
                              20.05
                              20.04
                              20.03
                              20.01
                              20.03
                              20.03
                              20.02
                              20.02
                              20.14
                              20.01
                              20.19
                              20.19
                              20.09
                              20.1
                              20
                              20.03
                              20
                              20
                              20
                              20.02
                              20
                              19.98
                              19.94
                              19.98
                              19.98
                              20.1
                              20.12
                              20.2
                              20.24
                              20.15
                              20.06
                              20.14
                              20.07
                              20.13
                              20.24
                              20.25
                              20.2
                              20.2
                              20.26
                              20.22
                              20.25
                              20.08
                              20.13
                              20.24
                              20.2
                              20.2
                              20.2
                              20.27
                              20.15
                              20.18
                              20.3
                              20.34
                              20.26
                              20.25
                              20.25
                              20.35
                              20.24
                              20.2
                              20.33
                              20.3
                              20.28
                              20.4
                              20.45
                              20.46
                              20.5
                              20.6
                              20.62
                              20.6
                              20.74
                              20.75
                              20.65
                              20.69
                              20.71
                              20.65
                              20.68
                              20.4
                              20.59
                              20.73
                              20.8
                              20.85
                              20.97
                              20.87
                              20.81
                              20.88
                              20.84
                              20.83
                              20.66
                              20.64
                              20.43
                              20.5
                              20.33
                              20.12
                              20.18
                              20.2
                              20.06
                              19.85
                              19.95
                              19.85
                              19.84
                              19.65
                              19.82
                              19.93
                              19.87
                              19.9
                              20.06
                              20.08
                              20.15
                              20.12
                              20.1
                              20.12
                              19.92
                              19.85
                              19.94
                              19.82
                              19.93
                              19.89
                              19.93
                              19.85
                              19.83
                              19.85
                              19.91
                              19.82
                              19.98
                              19.98
                              19.95
                              19.98
                              20.02
                              20.08
                              20.15
                              20.18
                              20.16
                              19.99
                              19.98
                              20.15
                              20.08
                              20.05
                              20.08
                              20.09
                              20.08
                              20.05
                              20
                              19.94
                              20.04
                              20.05
                              20.09
                              20.14
                              20.17
                              20.14
                              20.22
                              20.31
                              20.4
                              20.3
                              20.41
                              20.23
                              20.11
                              20.07
                              20.12
                              20.24
                              20.09
                              20.11
                              20.08
                              20.02
                              20.09
                              20.09
                              20.1
                              20.22
6/30/05                       20.25


FUND SNAPSHOT
------------------------------------
Share Price                   $20.25
------------------------------------
Net Asset Value               $18.96
------------------------------------
Premium/(Discount) to NAV      6.80%
------------------------------------
Market Yield1                  8.41%
------------------------------------
Net Assets ($000)           $719,505
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 10/26/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month         4.47%         2.83%
------------------------------------
Since
Inception       6.55%         4.56%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Financials                     20.4%
------------------------------------
Information Technology         12.6%
------------------------------------
Industrials                    12.0%
------------------------------------
Healthcare                     11.0%
------------------------------------
Consumer Discretionary         11.0%
------------------------------------
Consumer Staples                7.5%
------------------------------------
Energy                          7.2%
------------------------------------
Utilities                       5.3%
------------------------------------
Materials                       4.5%
------------------------------------
Telecommunication Services      3.6%
------------------------------------
Put Options                     0.3%
------------------------------------
High-Grade Short-Term
  Investments                   4.6%
------------------------------------

1 Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium Opportunity Fund
JSN

Performance
     OVERVIEW  As of June 30, 2005

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of  total investments)
Common Stocks                          94.2%
Put Options                             0.3%
High-Grade Short-Term Investments       5.5%

Bar Chart:
2005 MONTHLY DISTRIBUTIONS PER SHARE
Mar                            0.148
Apr                            0.148
May                            0.148
Jun                            0.148

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/26/05                       20
                              20
                              20.28
                              20.14
                              20.1
                              20.1
                              20.22
                              20.22
                              20.25
                              20.35
                              20.35
                              20.4
                              20.39
                              20.36
                              20.28
                              20.25
                              20.3
                              20.25
                              20.02
                              20.03
                              20.1
                              20.05
                              20.07
                              20.04
                              20
                              20.02
                              20.01
                              20.14
                              20.11
                              20.15
                              19.99
                              19.78
                              19.88
                              19.89
                              19.81
                              19.77
                              19.72
                              19.62
                              19.55
                              19.7
                              19.45
                              19.25
                              19.19
                              19.34
                              19.49
                              19.35
                              19.51
                              19.6
                              19.66
                              19.84
                              19.73
                              19.7
                              19.77
                              19.58
                              19.54
                              19.29
                              19.54
                              19.48
                              19.37
                              19.55
                              19.45
                              19.45
                              19.45
                              19.38
                              19.3
                              19.4
                              19.4
                              19.39
                              19.38
                              19.54
                              19.58
                              19.65
                              19.68
                              19.68
                              19.48
                              19.47
                              19.42
                              19.43
                              19.38
                              19.4
                              19.58
                              19.55
                              19.48
                              19.49
                              19.49
                              19.55
                              19.6
                              19.68
                              19.62
                              19.73
                              19.74
                              19.69
                              19.69
                              19.78
                              19.76
                              19.86
                              19.71
                              19.69
                              19.77
                              19.83
                              19.83
                              19.79
                              19.73
                              19.73
                              19.75
                              19.6
                              19.53
                              19.59
                              19.57
6/30/05                       19.73

FUND SNAPSHOT
------------------------------------
Share Price                   $19.73
------------------------------------
Net Asset Value               $18.90
------------------------------------
Premium/(Discount) to NAV      4.39%
------------------------------------
Market Yield1                  9.00%
------------------------------------
Net Assets ($000)         $1,227,728
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 1/26/05)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
Since
Inception       1.75%         2.10%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Information Technology         23.3%
------------------------------------
Financials                     15.6%
------------------------------------
Consumer Discretionary         11.5%
------------------------------------
Healthcare                     10.9%
------------------------------------
Industrials                    10.4%
------------------------------------
Energy                          5.9%
------------------------------------
Consumer Staples                5.6%
------------------------------------
Telecommunication Services      3.9%
------------------------------------
Utilities                       3.7%
------------------------------------
Materials                       3.4%
------------------------------------
Put Options                     0.3%
------------------------------------
High-Grade Short-Term
  Investments                   5.5%
------------------------------------

1 Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium Advantage Fund
JLA

Performance
     OVERVIEW  As of June 30, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of  total investments)
Common Stocks                          93.5%
Put Options                             0.3%
High-Grade Short-Term Investments       6.2%

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/25/05                       20
                              20
                              20.02
                              20.01
                              20
                              20.01
                              20.01
                              20.01
                              20
                              20
                              20.01
                              20
                              20.01
                              20.01
                              20.01
                              20
                              20.01
                              20.01
                              20.01
                              20
                              20
                              20
                              19.86
                              19.71
                              19.72
6/30/05                       19.73


FUND SNAPSHOT
------------------------------------
Share Price                   $19.73
------------------------------------
Net Asset Value               $19.11
------------------------------------
Premium/(Discount) to NAV      3.24%
------------------------------------
Net Assets ($000)           $472,058
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 5/25/05)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
Since
Inception      -1.35%         0.05%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Information Technology         32.9%
------------------------------------
Consumer Discretionary         13.3%
------------------------------------
Healthcare                     11.5%
------------------------------------
Financials                     10.7%
------------------------------------
Industrials                     9.1%
------------------------------------
Telecommunication Services      4.2%
------------------------------------
Energy                          3.5%
------------------------------------
Consumer Staples                3.3%
------------------------------------
Materials                       2.5%
------------------------------------
Utilities                       2.5%
------------------------------------
Put Options                     0.3%
------------------------------------
High-Grade Short-Term
  Investments                   6.2%
------------------------------------

                        Nuveen Equity Premium Income Fund (JPZ)
                        Portfolio of
                                INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 97.0%


                CONSUMER DISCRETIONARY - 11.2%

       38,000   Abercrombie & Fitch Co., Class A                                                                       $  2,610,600
        5,300   Aeropostale, Inc. #                                                                                         178,080
       23,200   Amazon.com, Inc. #                                                                                          767,456
       10,800   American Axle and Manufacturing Holdings Inc.                                                               272,916
       43,400   American Eagle Outfitters, Inc.                                                                           1,330,210
       35,800   Best Buy Company Inc.                                                                                     2,454,090
        3,400   Black & Decker Corporation                                                                                  305,490
        4,000   Career Education Corporation #                                                                              146,440
        4,600   CarMax, Inc. #                                                                                              122,590
       13,400   Catalina Marketing Corporation                                                                              340,494
       39,600   Chicos FAS, Inc. #                                                                                        1,357,488
       16,200   Christopher & Banks Corporation                                                                             295,812
       44,800   Claire's Stores, Inc.                                                                                     1,077,440
        2,600   Coach, Inc. #                                                                                                87,282
       39,000   Dana Corporation                                                                                            585,390
       48,000   The Walt Disney Company                                                                                   1,208,640
        8,500   R.R. Donnelley & Sons Company                                                                               293,335
       20,400   Eastman Kodak Company                                                                                       547,740
       54,700   Foot Locker, Inc.                                                                                         1,488,934
      180,500   Ford Motor Company                                                                                        1,848,320
       56,800   The Gap, Inc.                                                                                             1,121,800
      150,800   General Motors Corporation                                                                                5,127,200
       23,300   GTECH Holdings Corporation                                                                                  681,292
       30,600   Hancock Fabrics, Inc.                                                                                       203,184
      146,000   The Home Depot, Inc.                                                                                      5,679,400
       28,800   International Game Technology                                                                               810,720
       16,500   Lennar Corporation, Class A                                                                               1,046,925
       68,800   Limited Brands, Inc.                                                                                      1,473,696
       15,800   Lowe's Companies, Inc.                                                                                      919,876
       58,700   Mattel Inc.                                                                                               1,074,210
       61,000   May Department Stores Company                                                                             2,449,760
       27,900   Maytag Corporation                                                                                          436,914
       86,900   McDonald's Corporation                                                                                    2,411,475
       20,200   Michaels Stores, Inc.                                                                                       835,674
      107,400   Newell Rubbermaid Inc.                                                                                    2,560,416
       27,700   Nordstrom Inc.                                                                                            1,882,769
       13,000   Omnicom Group Inc.                                                                                        1,038,180
        5,900   Pacific Sunwear of California, Inc. #                                                                       135,641
        1,700   J.C. Penney, Inc.                                                                                            89,386
        4,300   Pep Boys-Manny Moe and Jack                                                                                  58,222
       88,800   Pier 1 Imports, Inc.                                                                                      1,260,072
        1,100   Polaris Industries Inc.                                                                                      59,400
        5,800   Priceline.com Incorporated #                                                                                135,314
        5,400   RadioShack Corporation                                                                                      125,118
        6,411   Rank Group plc, Sponsored ADR #                                                                              62,700
      238,600   Regal Entertainment Group, Class A                                                                        4,504,768
       12,800   Reuters Group plc, Sponsored ADR                                                                            542,643
       15,000   Ross Stores, Inc.                                                                                           433,650
        7,900   Sears Holding Corporation #                                                                               1,183,973
      117,800   Servicemaster                                                                                             1,578,520
       78,100   Sirius Satellite Radio Inc. #                                                                               506,088
       12,400   Snap-On Incorporated                                                                                        425,320
          200   Superior Industries International, Inc.                                                                       4,740

                                       11

                        Nuveen Equity Premium Income Fund (JPZ) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY (continued)

       19,700   The TJX Companies, Inc.                                                                                $    479,695
       28,600   Talbots, Inc.                                                                                               928,642
      104,200   Time Warner Inc. #                                                                                        1,741,182
      206,300   Tupperware Corporation                                                                                    4,821,231
       57,800   Unitrin, Inc.                                                                                             2,837,980
        8,800   Urban Outfitters, Inc. #                                                                                    498,872
        5,600   ValueClick, Inc. #                                                                                           69,048
       12,700   Viacom Inc., Class B                                                                                        406,654
      175,800   Wal-Mart Stores, Inc.                                                                                     8,473,560
       26,600   Whirlpool Corporation                                                                                     1,864,926
       10,300   XM Satellite Radio Holdings Inc., Class A #                                                                 346,698
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 7.6%

      100,200   Albertson's, Inc.                                                                                         2,072,136
      235,500   Altria Group, Inc.                                                                                       15,227,430
       45,100   Avon Products, Inc.                                                                                       1,707,035
        2,400   The Clorox Company                                                                                          133,728
      153,000   The Coca-Cola Company                                                                                     6,387,750
       55,800   Colgate-Palmolive Company                                                                                 2,784,978
       72,500   ConAgra Foods, Inc.                                                                                       1,679,100
       12,500   Diageo plc, Sponsored ADR                                                                                   741,250
       48,500   The Gillette Company                                                                                      2,455,555
       56,200   Loews Corp - Carolina Group                                                                               1,872,584
        4,800   Longs Drug Stores Corporation                                                                               206,640
       40,500   PepsiCo, Inc.                                                                                             2,184,165
      199,600   The Procter & Gamble Company                                                                             10,528,900
       16,100   Reynolds American Inc.                                                                                    1,268,680
      160,900   Sara Lee Corporation                                                                                      3,187,429
        4,300   UST Inc.                                                                                                    196,338
       61,700   Vector Group Ltd                                                                                          1,145,769
       10,000   Walgreen Co.                                                                                                459,900
        6,700   Whole Foods Market Inc.                                                                                     792,610
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 7.4%

      151,900   ChevronTexaco Corporation                                                                                 8,494,248
       27,200   ConocoPhillips                                                                                            1,563,728
       21,300   Diamond Offshore Drilling, Inc.                                                                           1,138,059
       38,100   ENSCO International Incorporated                                                                          1,362,075
      442,600   Exxon Mobil Corporation                                                                                  25,436,222
       55,800   Halliburton Company                                                                                       2,668,356
       46,200   Kerr-McGee Corporation                                                                                    3,525,522
       11,600   Patterson-UTI Energy, Inc.                                                                                  322,828
       28,000   Royal Dutch Petroleum Company, ADR                                                                        1,817,200
       39,600   Schlumberger Limited                                                                                      3,007,224
        3,200   Shell Transport & Trading Company plc, Sponsored ADR                                                        185,792
        8,800   Smith International, Inc.                                                                                   560,560
       72,200   Tidewater Inc.                                                                                            2,752,264
        2,800   Valero Energy Corporation                                                                                   221,508
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 20.8%

       36,800   The Allstate Corporation                                                                                  2,198,800
       62,300   American Financial Realty Trust                                                                             958,174
       67,800   American Home Mortgage Investment Corp #                                                                  2,370,288
      144,400   American International Group, Inc.                                                                        8,389,640
       30,800   Apartment Investment & Management Company, Class A                                                        1,260,336
        3,500   Australia and New Zealand Banking Group Limited, Sponsored ADR                                              289,450
      387,900   Bank of America Corporation                                                                              17,692,119
       10,300   Capitol Federal Financial                                                                                   355,144
       10,800   The Chicago Merchantile Exchange                                                                          3,191,400
      468,600   Citigroup Inc.                                                                                           21,663,378
       59,700   Converium Holding AG, ADR                                                                                   240,591


                                       12

       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS (continued)

       11,300   Countrywide Financial Corporation                                                                      $    436,293
      154,100   Crescent Real Estate Equities Company                                                                     2,889,375
       23,700   A. G. Edwards, Inc.                                                                                       1,070,055
       19,900   Equity Office Properties Trust                                                                              658,690
        3,700   Fannie Mae                                                                                                  216,080
       35,200   Fidelity National Financial, Inc.                                                                         1,256,288
       40,300   First Industrial Realty Trust, Inc.                                                                       1,607,970
       64,300   Arthur J. Gallagher & Co                                                                                  1,744,459
        5,900   Gladstone Capital Corporation                                                                               138,060
       19,900   The Goldman Sachs Group, Inc.                                                                             2,030,198
      117,900   HRPT Properties Trust                                                                                     1,465,497
      100,400   HSBC Holdings plc, Sponsored ADR                                                                          7,996,860
       12,500   The Hartford Financial Services Group, Inc.                                                                 934,750
       19,800   Health Care REIT, Inc.                                                                                      746,262
      357,200   JPMorgan Chase & Co                                                                                      12,616,304
        5,100   Jefferies Group, Inc.                                                                                       193,239
        1,500   Jefferson-Pilot Corporation                                                                                  75,630
       14,808   Ladenburg Thalmann Financial Services Inc. #                                                                  8,441
       20,300   Legg Mason, Inc.                                                                                          2,113,433
        3,500   Liberty Property Trust                                                                                      155,085
       42,100   Lincoln National Corporation                                                                              1,975,332
      145,300   Lloyds TSB Group plc, Sponsored ADR                                                                       4,947,465
       90,800   MBNA Corporation                                                                                          2,375,328
       91,300   Marsh & McLennan Companies, Inc.                                                                          2,529,010
       19,200   Mercury General Corporation                                                                               1,046,784
       26,500   Merrill Lynch and Company Inc.                                                                            1,457,765
       96,100   Morgan Stanley                                                                                            5,042,367
        7,600   National Australia Bank Limited, Sponsored ADR                                                              889,428
       40,500   Nationwide Health Properties, Inc.                                                                          956,205
       29,800   New Century Financial Corporation                                                                         1,533,210
      166,000   New York Community Bancorp, Inc.                                                                          3,007,920
      112,500   Newcastle Investment Corporation                                                                          3,391,875
       17,550   North Fork Bancorporation, Inc.                                                                             492,980
       11,700   Reckson Associates Realty Corporation                                                                       392,535
       37,400   The Charles Schwab Corporation                                                                              421,872
       27,000   Senior Housing Properties Trust                                                                             510,570
       55,400   TruStreet Properties, Inc.                                                                                  920,194
      175,300   U.S. Bancorp                                                                                              5,118,760
      106,300   Wachovia Corporation                                                                                      5,272,480
       59,100   Waddell & Reed Financial, Inc., Class A                                                                   1,093,350
       34,100   Washington Mutual, Inc.                                                                                   1,387,529
      100,900   Wells Fargo & Company                                                                                     6,213,422
        1,900   Westpac Banking Corporation                                                                                 144,267
        8,300   XL Capital Ltd., Class A                                                                                    617,686
------------------------------------------------------------------------------------------------------------------------------------


                HEALTHCARE - 11.2%

      116,200   Abbott Laboratories                                                                                       5,694,962
       33,500   Amgen Inc. #                                                                                              2,025,410
       35,700   Baxter International Inc.                                                                                 1,324,470
      387,900   Bristol-Myers Squibb Company                                                                              9,689,742
        1,300   Cardinal Health, Inc.                                                                                        74,854
       21,800   Caremarx Rx, Inc. #                                                                                         970,536
       10,300   Coventry Health Care, Inc. #                                                                                728,725
        2,500   Genentech, Inc. #                                                                                           200,700
       61,100   GlaxoSmithKline plc, ADR                                                                                  2,963,961
       15,600   Guidant Corporation                                                                                       1,049,880
        8,900   HCA, Inc.                                                                                                   504,363
          100   Imclone Systems Incorporated #                                                                                3,097
      209,300   Johnson & Johnson                                                                                        13,604,500
       78,800   Eli Lilly and Company                                                                                     4,389,948
       28,900   Medtronic Inc.                                                                                            1,496,731


                                       13

                        Nuveen Equity Premium Income Fund (JPZ) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

        6,700   Mentor Corporation                                                                                     $    277,916
      254,400   Merck & Co. Inc.                                                                                          7,835,520
        2,100   Omnicare, Inc.                                                                                               89,103
          100   Onyx Pharmaceuticals, Inc. #                                                                                  2,388
        4,700   PacifiCare Health Systems #                                                                                 335,815
      574,600   Pfizer Inc.                                                                                              15,847,468
       36,000   Schering-Plough Corporation                                                                                 686,160
       87,000   UnitedHealth Group Incorporated                                                                           4,536,180
       10,800   Universal Health Services, Inc., Class B                                                                    671,544
       41,800   Wellpoint Inc. #                                                                                          2,910,952
       67,600   Wyeth                                                                                                     3,008,200
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 12.2%

       22,200   AMR Coporation-DEL #                                                                                        268,842
       56,300   Automatic Data Processing, Inc.                                                                           2,362,911
        3,800   Avery Dennison Corporation                                                                                  201,248
       71,400   The Boeing Inc                                                                                            4,712,400
       52,100   Briggs & Stratton Corporation                                                                             1,803,702
       37,800   Caterpillar Inc.                                                                                          3,602,718
        9,600   Cendant Corporation                                                                                         214,752
        2,000   CheckFree Corp #                                                                                             68,120
       14,800   Continental Airlines Inc #                                                                                  196,544
        1,000   Cummins Inc.                                                                                                 74,610
        5,000   Deere & Company                                                                                             327,450
      128,800   Delta Air Lines, Inc. #                                                                                     484,288
       83,300   Deluxe Corporation                                                                                        3,381,980
        1,000   Eaton Corporation                                                                                            59,900
       61,200   Emerson Electric Co                                                                                       3,832,956
      821,000   General Electric Company                                                                                 28,447,650
       27,800   Genuine Parts Company                                                                                     1,142,302
       13,600   Graco Inc                                                                                                   463,352
      100,000   Honeywell International Inc.                                                                              3,663,000
       40,600   Hubbell Incorporated, Class B #                                                                           1,790,460
        1,600   ITT Educational Services Inc. #                                                                              85,472
        1,600   Illinois Tool Works Inc.                                                                                    127,488
        5,900   Ingersoll-Rand Company, Class A                                                                             420,965
        3,000   Manpower Inc.                                                                                               119,340
        2,600   Northrop Grumman Corporation                                                                                143,650
        7,880   PHH Corporation #                                                                                           202,674
        5,700   Parker Hannifin Corporation                                                                                 353,457
       31,000   Paychex, Inc.                                                                                             1,008,740
       39,000   Pentair, Inc.                                                                                             1,669,590
       32,000   Raytheon Company                                                                                          1,251,840
        2,700   Reinhold Industries Inc., Class A                                                                            74,115
        8,700   Republic Services Inc.                                                                                      313,287
       13,800   Rockwell Automation, Inc.                                                                                   672,198
       64,600   SPX Corporation                                                                                           2,970,308
          200   Siemens AG, Sponsored ADR                                                                                    14,530
       37,900   The Standard Register Company                                                                               599,199
       25,600   The Stanley Works                                                                                         1,165,824
       54,500   StarTek, Inc.                                                                                               894,890
        2,500   Stolt-Nielsen S.A., Sponsored ADR                                                                            83,675
       64,800   3M Co.                                                                                                    4,685,040
       12,000   The Timken Company                                                                                          277,200
        7,400   Tomkins plc, Sponsored ADR                                                                                  140,748
       95,500   Tyco International Ltd.                                                                                   2,788,600
       26,600   United Parcel Service Inc., Class B                                                                       1,839,656
       89,400   United Technologies Corporation                                                                           4,590,690
       93,200   Waste Management, Inc.                                                                                    2,641,288
       43,100   York International Corporation                                                                            1,637,800


                                       14

       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY - 12.9%

       17,600   Adobe Systems Incorporated                                                                             $    503,712
       16,300   ADTRAN, Inc.                                                                                                404,077
       26,500   Advanced Micro Devices Inc. #                                                                               459,510
       10,800   American Power Conversion Corporation                                                                       254,772
       35,500   Analog Devices, Inc.                                                                                      1,324,505
       47,000   Apple Computer, Inc. #                                                                                    1,730,070
       97,200   Applied Materials, Inc.                                                                                   1,572,696
       14,900   Ask Jeeves, Inc. #                                                                                          449,831
       51,600   Atmel Corporation #                                                                                         122,292
       11,400   Autodesk, Inc.                                                                                              391,818
       31,200   Avaya Inc. #                                                                                                259,584
       34,800   BEA Systems, Inc. #                                                                                         305,544
       30,200   Broadcom Corporation, Class A #                                                                           1,072,402
       61,800   Ciena Corporation #                                                                                         129,162
      284,500   Cisco Systems, Inc. #                                                                                     5,436,795
       18,500   Cognizant Technology Solutions Corporation, Class A #                                                       871,905
       46,600   Corning Incorporated #                                                                                      774,492
       63,900   Dell Inc. #                                                                                               2,524,689
       57,600   eBay Inc. #                                                                                               1,901,376
        9,600   Electronic Arts Inc. (EA) #                                                                                 543,456
        2,050   FactSet Research Systems Inc.                                                                                73,472
        4,200   Fair Isaac Corporation                                                                                      153,300
        9,900   F5 Networks, Inc. #                                                                                         467,627
       33,800   Gentex Corporation                                                                                          615,160
        5,900   Google Inc., Class A #                                                                                    1,735,485
      129,100   Hewlett-Packard Company                                                                                   3,035,141
      468,200   Intel Corporation                                                                                        12,201,292
       91,300   International Business Machines Corporation (IBM)                                                         6,774,460
        1,900   International Rectifier Corporation #                                                                        90,668
        9,900   Internet Security Systems, Inc. #                                                                           200,871
        9,700   Intersil Corporation, Class A                                                                               182,069
       95,000   JDS Uniphase Corporation #                                                                                  144,400
        8,000   KLA-Tencor Corporation                                                                                      349,600
        6,600   Lam Research Corporation #                                                                                  191,004
       13,300   Linear Technology Corporation                                                                               487,977
      120,200   Lucent Technologies Inc. #                                                                                  349,782
       15,400   Macromedia, Inc. #                                                                                          588,588
       27,300   Maxim Integrated Products, Inc.                                                                           1,043,133
       14,100   McAfee Inc. #                                                                                               369,138
       34,300   Microchip Technology Incorporated                                                                         1,015,966
      759,400   Microsoft Corporation                                                                                    18,863,496
      149,100   Motorola, Inc.                                                                                            2,722,566
       24,800   National Semiconductor Corporation                                                                          546,344
        9,900   NVIDIA Corporation #                                                                                        264,528
        8,300   OmniVision Technologies, Inc. #                                                                             112,797
      264,600   Oracle Corporation #                                                                                      3,492,720
          200   Plantronics, Inc.                                                                                             7,272
      118,300   QUALCOM Inc.                                                                                              3,905,083
        6,100   Red Hat, Inc. #                                                                                              79,910
       29,800   Sanmina-SCI Corporation #                                                                                   163,006
       51,700   Siebel Systems, Inc.                                                                                        460,130
        7,800   Sigmatel Incorporated #                                                                                     133,848
          100   Silicon Laboratories Inc. #                                                                                   2,621
       19,100   Symantec Corporation #                                                                                      415,234
      115,500   Texas Instruments Incorporated                                                                            3,242,085
       15,800   United Online, Inc.                                                                                         171,588
       32,400   VERITAS Software Corporation #                                                                              790,560
       30,000   Veri Sign, Inc. #                                                                                           862,800
       12,300   WebEx Communications, Inc. #                                                                                324,843
       28,600   Xilinx, Inc.                                                                                                729,300
      125,800   Yahoo! Inc. #                                                                                             4,358,970


                                       15

                        Nuveen Equity Premium Income Fund (JPZ) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.6%

       40,200   Alcoa Inc.                                                                                             $  1,050,426
       14,400   CONSOL Energy Inc.                                                                                          771,552
      140,700   The Dow Chemical Company                                                                                  6,265,371
      160,500   E.I. du Pont de Nemours and Company                                                                       6,903,105
       40,400   Eastman Chemical Company                                                                                  2,228,060
       72,700   The Lubrizol Corporation                                                                                  3,054,127
       91,400   Lyondell Chemical Company                                                                                 2,414,788
       16,000   Nucor Corporation                                                                                           729,920
      104,500   Olin Corporation                                                                                          1,906,080
       49,300   Packaging Corp of America                                                                                 1,037,765
       96,400   RPM International, Inc.                                                                                   1,760,264
      109,900   Sonoco Products Company                                                                                   2,912,350
       86,700   USEC Inc.                                                                                                 1,269,288
        1,500   WMC Resources Limited, Sponsored ADR                                                                         35,850
       50,800   Worthington Industries, Inc.                                                                                802,640
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATION SERVICES - 3.7%

       35,000   AT&T Corp                                                                                                   666,400
        1,300   ALLTEL Corporation                                                                                           80,964
      216,900   BellSouth Corporation                                                                                     5,763,033
       16,400   Nextel Communications, Inc., Class A #                                                                      529,884
       50,100   Nokia Oyj, Sponsored ADR                                                                                    833,664
      366,300   SBC Communications Inc.                                                                                   8,699,625
       84,700   Sprint Corporation                                                                                        2,125,123
        3,100   TDC A/S, Sponsored ADR                                                                                       66,371
       11,600   Telstra Corporation Limited, ADR                                                                            224,460
      214,100   Verizon Communications Inc.                                                                               7,397,155
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 0.0%

       50,400   Northwest Airlines Corporation #                                                                            229,824
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.4%

       28,200   AGL Resources Inc.                                                                                        1,089,930
       27,000   Ameren Corporation                                                                                        1,493,100
      183,300   Atmos Energy Corporation                                                                                  5,279,040
      312,500   Citizens Communications Company                                                                           4,200,000
       20,900   Consolidated Edison, Inc.                                                                                   978,956
       21,900   Dayton Power & Light Company                                                                                601,155
      125,900   Duke Energy Corporation                                                                                   3,743,007
       72,700   Duquesne Light Holdings Inc.                                                                              1,358,036
       11,800   Enel SpA, Sponsored ADR                                                                                     512,238
       93,800   Great Plains Energy Incorporated                                                                          2,991,282
       18,200   KeySpan Corporation                                                                                         740,740
       28,500   National Fuel Gas Company                                                                                   823,935
       81,800   NICOR, Inc.                                                                                               3,367,706
       60,600   OGE Energy Corp                                                                                           1,753,764
       49,100   ONEOK Inc.                                                                                                1,603,115
       26,600   Peoples Energy Corporation                                                                                1,156,036
       80,800   Pepco Holdings, Inc.                                                                                      1,934,352
       32,400   Progress Energy, Inc.                                                                                     1,465,776
       32,100   Public Service Enterprise Group                                                                           1,952,322
       59,600   United Utilities plc, Sponsored ADR                                                                       1,426,227
       10,700   Vectren Corporation                                                                                         307,410
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $669,599,200)                                                                 697,516,779
                --------------------------------------------------------------------------------------------------------------------


                                       16

CONTRACTS       DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PUT OPTIONS - 0.3%

          850   On S&P 500 Index, expiring 7/16/05 at 1100                                                             $     21,250
        1,604   On S&P 500 Index, expiring 8/20/05 at 1100                                                                  409,020
          865   On S&P 500 Index, expiring 9/17/05 at 1075                                                                  320,050
        2,470   On S&P 500 Index, expiring 9/17/05 at 1100                                                                1,333,800
------------------------------------------------------------------------------------------------------------------------------------
                Total Put Options (cost $2,968,610)                                                                       2,084,120
                --------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
 AMOUNT (000)
------------------------------------------------------------------------------------------------------------------------------------
                HIGH-GRADE SHORT-TERM INVESTMENTS - 4.7%

$      33,966   State Street Bank Euro Dollar Time Deposit, 2.600%, 7/01/05                                              33,965,967
=============-----------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments (cost $33,965,967)                                               33,965,967
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $706,533,777) - 102.0%                                                          733,566,866
                ====================================================================================================================
                CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                CALL OPTIONS - (2.1)% *

        (636)   On S&P 500 Index, expiring 7/16/05 at 1150                                                               (2,763,420)
      (1,084)   On S&P 500 Index, expiring 7/16/05 at 1175                                                               (2,303,500)
        (677)   On S&P 500 Index, expiring 7/16/05 at 1200                                                                 (399,430)
        (679)   On S&P 500 Index, expiring 8/20/05 at 1200                                                               (1,083,005)
      (1,372)   On S&P 500 Index, expiring 9/17/05 at 1175                                                               (5,289,060)
      (1,341)   On S&P 500 Index, expiring 9/17/05 at 1200                                                               (3,131,235)
------------------------------------------------------------------------------------------------------------------------------------
                Total Call Options (premiums received $19,724,385)                                                      (14,969,650)
                ====================================================================================================================
                Other Assets Less Liabilities - 0.1%                                                                        907,842
                ====================================================================================================================
                Net Assets - 100%                                                                                      $719,505,058
                ====================================================================================================================

                #    Non-income producing.

                * The aggregate value of investments that covers outstanding call options is $682,434,065.


                                 See accompanying notes to financial statements.

                        Nuveen Equity Premium Opportunity Fund (JSN)
                        Portfolio of
                                INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 95.9%


                CONSUMER DISCRETIONARY - 11.7%

       44,900   Abercrombie & Fitch Co., Class A                                                                       $  3,084,630
       72,750   Amazon.com, Inc. #                                                                                        2,406,570
       74,400   American Eagle Outfitters, Inc.                                                                           2,280,360
       59,300   Best Buy Co., Inc.                                                                                        4,065,015
       74,150   Catalina Marketing Corporation                                                                            1,884,152
       48,900   Chicos FAS, Inc. #                                                                                        1,676,292
       81,900   Claire's Stores, Inc.                                                                                     1,969,695
       69,500   Clear Channel Communications, Inc.                                                                        2,149,635
      151,500   The Walt Disney Company                                                                                   3,814,770
       49,100   R.R. Donnelley & Sons Company                                                                             1,694,441
       82,200   Foot Locker, Inc.                                                                                         2,237,484
      212,500   Ford Motor Company                                                                                        2,176,000
       98,650   The Gap, Inc.                                                                                             1,948,338
      190,600   General Motors Corporation                                                                                6,480,400
       71,750   GTECH Holdings Corporation                                                                                2,097,970
       34,500   Harley-Davidson Inc                                                                                       1,711,200
      210,000   The Home Depot, Inc.                                                                                      8,169,000
       86,300   IAC/InterActiveCorp #                                                                                     2,075,515
       68,500   International Game Technology                                                                             1,928,275
      126,450   Limited Brands, Inc.                                                                                      2,708,559
       53,150   Lowe's Companies, Inc.                                                                                    3,094,393
      116,800   Mattel Inc.                                                                                               2,137,440
      106,250   May Department Stores Company                                                                             4,267,000
      178,400   Maytag Corporation                                                                                        2,793,744
      215,800   McDonald's Corporation                                                                                    5,988,450
       62,100   Michaels Stores, Inc.                                                                                     2,569,077
      184,850   Newell Rubbermaid Inc.                                                                                    4,406,824
      144,450   News Corporation Inc., Class A                                                                            2,337,201
       46,500   Nordstrom, Inc.                                                                                           3,160,605
       28,100   Omnicom Group Inc.                                                                                        2,244,066
      179,500   Pier 1 Imports, Inc.                                                                                      2,547,105
       34,500   Polaris Industries Inc.                                                                                   1,863,000
      311,500   Regal Entertainment Group, Class A                                                                        5,881,120
       28,977   Sears Holding Corporation #                                                                               4,342,783
      267,200   Servicemaster                                                                                             3,580,480
      469,850   Sirius Satellite Radio Inc. #                                                                             3,044,628
       31,000   Starwood Hotels & Resorts Worldwide, Inc.                                                                 1,815,670
       41,500   Target Corporation                                                                                        2,258,015
      161,900   Time Warner Inc. #                                                                                        2,705,349
       81,750   Unitrin, Inc.                                                                                             4,013,925
       92,800   Viacom Inc., Class B                                                                                      2,971,456
      305,100   Wal-Mart Stores, Inc.                                                                                    14,705,820
       38,500   Whirlpool Corporation                                                                                     2,699,235
       66,850   XM Satellite Radio Holdings Inc., Class A #                                                               2,250,171
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 5.7%

      179,200   Albertson's, Inc.                                                                                         3,705,856
      260,400   Altria Group, Inc.                                                                                       16,837,464
       62,100   Avon Products, Inc.                                                                                       2,350,485
      176,150   The Coca-Cola Company                                                                                     7,354,263
       67,900   Colgate-Palmolive Company                                                                                 3,388,889
      101,700   ConAgra Foods, Inc.                                                                                       2,355,372
       85,000   The Gillette Company                                                                                      4,303,550


                                       18

       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES (continued)

       96,950   Loews Corp - Carolina Group                                                                            $  3,230,374
       83,200   PepsiCo, Inc.                                                                                             4,486,976
      229,500   The Procter & Gamble Company                                                                             12,106,125
       22,700   Reynolds American Inc.                                                                                    1,788,760
      256,100   Sara Lee Corporation                                                                                      5,073,341
       71,500   Walgreen Co.                                                                                              3,288,285
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 6.0%

      183,650   ChevronTexaco Corporation                                                                                10,269,708
       74,000   ConocoPhillips                                                                                            4,254,260
       45,800   Diamond Offshore Drilling, Inc.                                                                           2,447,094
       51,650   ENSCO International Incorporated                                                                          1,846,488
       28,300   Equitable Resources Inc.                                                                                  1,924,400
      554,550   Exxon Mobil Corporation                                                                                  31,869,989
       97,250   Halliburton Company                                                                                       4,650,495
       76,950   Patterson-UTI Energy, Inc.                                                                                2,141,519
       92,800   Royal Dutch Petroleum Company plc, Sponsored ADR                                                          6,022,720
       37,500   Schlumberger Limited                                                                                      2,847,750
       95,800   Tidewater Inc.                                                                                            3,651,896
       18,400   Total SA, Sponsored ADR                                                                                   2,150,040
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 15.9%

       56,200   A. G. Edwards, Inc.                                                                                       2,537,430
       41,400   The Allstate Corporation                                                                                  2,473,650
       31,000   American Express Company                                                                                  1,650,130
      155,350   American Financial Realty Trust                                                                           2,389,283
       92,500   American Home Mortgage Investment Corp. #                                                                 3,233,800
      208,100   American International Group, Inc.                                                                       12,090,610
      418,900   Bank of America Corporation                                                                              19,106,029
       18,500   The Chicago Merchantile Exchange                                                                          5,466,750
      559,400   Citigroup Inc.                                                                                           25,861,062
      118,500   Commerce Bancorp, Inc.                                                                                    3,591,735
      277,600   Crescent Real Estate Equities Company                                                                     5,205,000
       71,300   Eaton Vance Corporation                                                                                   1,704,783
      107,350   Fidelity National Financial, Inc.                                                                         3,831,322
      101,900   First Industrial Realty Trust, Inc.                                                                       4,065,810
      118,050   Arthur J. Gallagher & Co                                                                                  3,202,697
       26,800   The Goldman Sachs Group, Inc.                                                                             2,734,136
      301,550   HRPT Properties Trust                                                                                     3,748,267
       92,100   HSBC Holdings plc, Sponsored ADR                                                                          7,335,765
       59,500   Health Care REIT, Inc.                                                                                    2,242,555
       86,200   Hospitality Properties Trust                                                                              3,798,834
      127,650   ING Group NV, Sponsored ADR                                                                               3,580,583
      408,650   JPMorgan Chase & Co                                                                                      14,433,518
       34,700   Legg Mason, Inc.                                                                                          3,612,617
      154,500   Lloyds TSB Group plc, Sponsored ADR                                                                       5,260,725
      145,200   MBNA Corporation                                                                                          3,798,432
       83,800   Marsh & McLennan Companies, Inc.                                                                          2,321,260
       35,150   Mercury General Corporation                                                                               1,916,378
       34,200   Merrill Lynch and Company Inc.                                                                            1,881,342
      132,250   Morgan Stanley                                                                                            6,939,158
      112,500   Nationwide Health Properties, Inc.                                                                        2,656,125
      261,200   New York Community Bancorp, Inc.                                                                          4,732,944
       64,900   North Fork Bancorporation, Inc.                                                                           1,823,041
      156,050   The Charles Schwab Corporation                                                                            1,760,244
      283,700   U.S. Bancorp                                                                                              8,284,040
      135,250   Wachovia Corporation                                                                                      6,708,400
      149,400   Waddell & Reed Financial, Inc., Class A                                                                   2,763,900
      108,950   Wells Fargo & Company                                                                                     6,709,141


                                       19

                        Nuveen Equity Premium Opportunity Fund (JSN) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.2%

      166,900   Abbott Laboratories                                                                                    $  8,179,769
       24,500   Aetna Inc.                                                                                                2,029,090
      114,150   Amgen Inc. #                                                                                              6,901,509
       94,200   Baxter International Inc.                                                                                 3,494,820
       37,750   Biogen Idec Inc. #                                                                                        1,300,488
      408,950   Bristol-Myers Squibb Company                                                                             10,215,571
       51,800   Caremarx Rx, Inc. #                                                                                       2,306,136
       54,400   Celgene Corporation #                                                                                     2,217,888
       26,000   Coventry Health Care, Inc. #                                                                              1,839,500
       46,200   Genentech, Inc. #                                                                                         3,708,936
       46,900   Genzyme Corporation #                                                                                     2,818,221
       92,100   Gilead Sciences, Inc. #                                                                                   4,051,479
       94,300   GlaxoSmithKline plc, ADR                                                                                  4,574,493
       36,300   Guidant Corporation                                                                                       2,442,990
      259,650   Johnson & Johnson                                                                                        16,877,250
      134,950   Eli Lilly and Company                                                                                     7,518,065
       80,400   Medtronic Inc.                                                                                            4,163,916
       46,000   Mentor Co. Inc.                                                                                           1,908,080
      305,050   Merck & Co. Inc                                                                                           9,395,540
      730,250   Pfizer Inc.                                                                                              20,140,295
      125,350   Schering-Plough Corporation                                                                               2,389,171
       20,150   Sepracor Inc. #                                                                                           1,209,202
      121,700   UnitedHealth Group Incorporated                                                                           6,345,438
       66,800   Wellpoint Inc. #                                                                                          4,651,952
      139,850   Wyeth                                                                                                     6,223,325
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 10.6%

       97,500   AMR Coporation-DEL #                                                                                      1,180,725
       95,800   Automatic Data Processing, Inc.                                                                           4,020,726
       88,200   The Boeing Company                                                                                        5,821,200
       88,050   Briggs & Stratton Corporation                                                                             3,048,291
       56,200   Caterpillar Inc.                                                                                          5,356,422
       86,500   Cendant Corporation                                                                                       1,935,005
        9,500   CheckFree Corp #                                                                                            323,570
       26,000   Cooper Industries Limited                                                                                 1,661,400
       27,500   Corporate Executive Board Company                                                                         2,154,075
      114,150   Deluxe Corporation                                                                                        4,634,490
       80,400   Emerson Electric Co                                                                                       5,035,452
       52,800   First Data Corporation                                                                                    2,119,392
      936,350   General Electric Company                                                                                 32,444,528
       57,500   Genuine Parts Company                                                                                     2,362,675
       70,750   Graco Inc.                                                                                                2,410,453
      133,500   Honeywell International Inc.                                                                              4,890,105
       71,050   Hubbell Incorporated, Class B #                                                                           3,133,305
       26,000   Lockheed Martin Corporation                                                                               1,686,620
       57,150   Manpower Inc.                                                                                             2,273,427
       41,700   Northrop Grumman Corporation                                                                              2,303,925
       72,400   Pentair, Inc.                                                                                             3,099,444
       46,000   Raytheon Company                                                                                          1,799,520
       39,000   Rockwell Automation, Inc.                                                                                 1,899,690
       80,400   SPX Corporation                                                                                           3,696,792
       44,700   The Stanley Works                                                                                         2,035,638
       83,000   3M Co.                                                                                                    6,000,900
       67,000   The Timken Company                                                                                        1,547,700
      183,850   Tyco International Ltd                                                                                    5,368,420
       78,500   United Parcel Service, Inc., Class B                                                                      5,429,060
      107,600   United Technologies Corporation                                                                           5,525,260
       95,550   Waste Management, Inc.                                                                                    2,707,887
       51,300   York International Corporation                                                                            1,949,400


                                       20

       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY - 23.5%

       56,066   Activision Inc. #                                                                                      $    926,210
      117,900   Adobe Systems Incorporated                                                                                3,374,298
       72,500   ADTRAN, Inc.                                                                                              1,797,275
       84,500   Advanced Micro Devices Inc. #                                                                             1,465,230
       81,900   Altera Corporation #                                                                                      1,623,258
      121,800   Analog Devices, Inc.                                                                                      4,544,358
      331,300   Apple Computer, Inc. #                                                                                   12,195,153
      292,300   Applied Materials, Inc.                                                                                   4,729,414
       71,500   Autodesk, Inc.                                                                                            2,457,455
       86,600   Broadcom Corporation Class A #                                                                            3,075,166
      886,400   Cisco Systems, Inc. #                                                                                    16,939,104
      104,400   Computer Associates International, Inc.                                                                   2,868,912
      184,500   Corning Incorporated #                                                                                    3,066,390
       44,200   Cree Inc. #                                                                                               1,125,774
      257,100   Dell Inc. #                                                                                              10,158,021
      264,100   EMC Corporation #                                                                                         3,620,811
      341,600   eBay Inc. #                                                                                              11,276,216
       77,600   Electronic Arts Inc. (EA) #                                                                               4,392,936
       86,700   Electronic Data Systems Corporation                                                                       1,668,975
       47,200   Fair Isaac Corporation                                                                                    1,722,800
       58,000   Freescale Semiconductor Inc. #                                                                            1,218,580
      123,100   Gentex Corporation                                                                                        2,240,420
       14,300   Google Inc., Class A #                                                                                    4,206,345
       55,800   Harris Corporation                                                                                        1,741,518
      317,700   Hewlett-Packard Company                                                                                   7,469,127
    1,023,350   Intel Corporation                                                                                        26,668,501
      162,500   International Business Machines Corporation                                                              12,057,500
       45,700   International Rectifier Corporation #                                                                     2,180,804
       73,000   Juniper Networks Inc. #                                                                                   1,838,140
       51,550   KLA-Tencor Corporation                                                                                    2,252,735
       72,550   Linear Technology Corporation                                                                             2,661,860
       52,800   Macromedia, Inc. #                                                                                        2,018,016
       59,150   Marvell Technology Group Limited #                                                                        2,250,066
      123,350   Maxim Integrated Products, Inc.                                                                           4,713,204
       46,850   McAfee Inc. #                                                                                             1,226,533
    1,679,450   Microsoft Corporation                                                                                    41,717,538
      243,800   Motorola, Inc.                                                                                            4,451,788
      132,350   National Semiconductor Corporation                                                                        2,915,671
       97,500   Network Appliance Inc. #                                                                                  2,756,325
      744,500   Oracle Corporation #                                                                                      9,827,400
      578,650   QUALCOM Inc.                                                                                             19,101,237
       46,700   Research In Motion Limited #                                                                              3,444,125
       25,600   Roper Industries Inc.                                                                                     1,827,072
       72,500   SAP AG, Sponsored ADR                                                                                     3,139,250
      185,600   Siebel Systems, Inc.                                                                                      1,651,840
      226,350   Symantec Corporation #                                                                                    4,920,849
      283,250   Texas Instruments Incorporated                                                                            7,950,828
      114,100   VERITAS Software Corporation #                                                                            2,784,040
       92,650   Veri Sign, Inc. #                                                                                         2,664,614
      130,650   Xilinx, Inc.                                                                                              3,331,575
      267,900   Yahoo! Inc. #                                                                                             9,282,735
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 3.5%

       71,500   Alcoa Inc.                                                                                                1,868,295
      171,000   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                        2,761,650
      147,700   The Dow Chemical Company                                                                                  6,577,081
      170,700   E.I. du Pont de Nemours and Company                                                                       7,341,807
       49,050   Eastman Chemical Company                                                                                  2,705,108
       83,000   The Lubrizol Corporation                                                                                  3,486,830
      118,400   Lyondell Chemical Company                                                                                 3,128,128
       30,500   Monsanto Company                                                                                          1,917,535


                                       21

                        Nuveen Equity Premium Opportunity Fund (JSN) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS (continued)
      127,650   Olin Corporation                                                                                       $  2,328,336
      218,700   Packaging Corp of America                                                                                 4,603,635
      152,650   RPM International, Inc.                                                                                   2,787,389
      127,450   Sonoco Products Company                                                                                   3,377,425
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATION SERVICES - 4.0%

      245,900   BellSouth Corporation                                                                                     6,533,563
      113,500   China Mobile Hong Kong Limited, Sponsored ADR                                                             2,109,965
      151,050   Chunghwa Telecom Co., Ltd., Sponsored ADR #                                                               3,237,001
      254,600   Nextel Communications, Inc., Class A #                                                                    8,226,125
      132,000   Nokia Oyj, Sponsored ADR                                                                                  2,196,480
      451,300   SBC Communications Inc.                                                                                  10,718,374
      149,400   Sprint Corporation                                                                                        3,748,445
      352,400   Verizon Communications Inc.                                                                              12,175,420
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.8%

       63,900   AGL Resources Inc.                                                                                        2,469,734
       38,400   Ameren Corporation                                                                                        2,123,520
      179,450   Atmos Energy Corporation                                                                                  5,168,160
      318,750   Citizens Communications Company                                                                           4,284,000
      181,250   Duke Energy Corporation                                                                                   5,388,562
       98,700   Duquesne Light Holdings Inc.                                                                              1,843,715
      129,350   Great Plains Energy Incorporated                                                                          4,124,971
       88,300   National Fuel Gas Company                                                                                 2,552,752
      122,400   NICOR Inc.                                                                                                5,039,207
       92,500   OGE Energy Corp                                                                                           2,676,950
       95,800   ONEOK Inc.                                                                                                3,127,870
      118,050   Pepco Holdings, Inc.                                                                                      2,826,116
       84,600   Piedmont Natural Gas Company, Inc.                                                                        2,032,091
       42,100   Public Service Enterprise Group                                                                           2,560,521
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $1,174,606,833)                                                             1,178,376,827
                --------------------------------------------------------------------------------------------------------------------


    CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                PUT OPTIONS - 0.3%

        1,094   On S&P 500 Index, expiring 7/16/05 at 1100                                                                   27,350
          593   On Nasdaq 100 Index, expiring 8/20/05 at 1350                                                               158,628
        2,051   On S&P 500 Index, expiring 8/20/05 at 1100                                                                  523,005
        6,310   On Mini-NDX 100 Index, expiring 9/17/05 at 135.0                                                            394,375
          492   On Nasdaq 100 Index, expiring 9/17/05 at 1325                                                               223,860
          218   On Nasdaq 100 Index, expiring 9/17/05 at 1350                                                               137,340
        1,365   On S&P 500 Index, expiring 9/17/05 at 1075                                                                  505,050
        2,833   On S&P 500 Index, expiring 9/17/05 at 1100                                                                1,529,820
------------------------------------------------------------------------------------------------------------------------------------
                Total Put Options (cost $4,761,797)                                                                       3,499,428
                --------------------------------------------------------------------------------------------------------------------


    PRINCIPAL
 AMOUNT (000)
------------------------------------------------------------------------------------------------------------------------------------
                HIGH-GRADE SHORT-TERM INVESTMENTS - 5.6%

$      68,560   State Street Bank Euro Dollar Time Deposit, 2.600%, 7/01/05                                              68,559,784
=============-----------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments (cost $68,559,784)                                               68,559,784
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,247,928,414) - 101.8%                                                      1,250,436,039
                ====================================================================================================================


                                       22

    CONTRACTS   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALL OPTIONS - (1.9)% *

        (985)   On Mini-NDX 100 Index, expiring 7/16/05 at 147.5                                                       $   (261,025)
      (1,180)   On Mini-NDX 100 Index, expiring 7/16/05 at 150.0                                                           (141,600)
      (1,460)   On Mini-NDX 100 Index, expiring 7/16/05 at 152.5                                                            (58,400)
        (163)   On Nasdaq 100 Index, expiring 7/16/05 at 1475                                                              (427,875)
        (164)   On Nasdaq 100 Index, expiring 7/16/05 at 1500                                                              (191,060)
         (68)   On Nasdaq 100 Index, expiring 7/16/05 at 1525                                                               (27,200)
        (791)   On S&P 500 Index, expiring 7/16/05 at 1150                                                               (3,436,895)
      (1,195)   On S&P 500 Index, expiring 7/16/05 at 1175                                                               (2,539,375)
        (809)   On S&P 500 Index, expiring 7/16/05 at 1200                                                                 (477,310)
      (1,265)   On Mini-NDX 100 Index, expiring 8/20/05 at 152.5                                                           (234,025)
      (2,633)   On Mini-NDX 100 Index, expiring 8/20/05 at 155.0                                                           (263,300)
        (290)   On Nasdaq 100 Index, expiring 8/20/05 at 1500                                                              (856,950)
         (66)   On Nasdaq 100 Index, expiring 8/20/05 at 1525                                                              (120,120)
        (915)   On S&P 500 Index, expiring 8/20/05 at 1200                                                               (1,459,425)
      (1,900)   On Mini-NDX 100 Index, expiring 9/17/05 at 150.0                                                           (798,000)
        (240)   On Nasdaq 100 Index, expiring 9/17/05 at 1500                                                            (1,002,000)
      (1,732)   On S&P 500 Index, expiring 9/17/05 at 1175                                                               (6,676,860)
      (1,901)   On S&P 500 Index, expiring 9/17/05 at 1200                                                               (4,438,835)
------------------------------------------------------------------------------------------------------------------------------------
                Total Call Options (premiums received $35,033,127)                                                      (23,410,255)
                ====================================================================================================================
                Other Assets Less Liabilities - 0.1%                                                                        702,261
                ====================================================================================================================
                Net Assets - 100%                                                                                    $1,227,728,045
                ====================================================================================================================

                #    Non-income producing

                * The aggregate value of investments that covers outstanding call options is $1,153,173,066.

                                 See accompanying notes to financial statements.

                        Nuveen Equity Premium Advantage Fund (JLA)
                        Portfolio of
                                INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 95.2%


                CONSUMER DISCRETIONARY - 13.6%

       14,900   Abercrombie & Fitch Co., Class A                                                                       $  1,023,630
       36,900   Amazon.com, Inc. #                                                                                        1,220,652
       26,200   American Eagle Outfitters, Inc                                                                              803,030
       19,100   Best Buy Company Inc.                                                                                     1,309,305
        9,300   Black & Decker Corporation                                                                                  835,605
       32,600   Claire's Stores, Inc.                                                                                       784,030
       32,300   Clear Channel Communications, Inc.                                                                          999,039
       24,400   Coach, Inc. #                                                                                               819,108
      191,400   Comcast Corporation #                                                                                     5,732,430
       58,600   The DIRECTV Group, Inc. #                                                                                   908,300
       51,400   The Walt Disney Company                                                                                   1,294,252
       22,900   Dow Jones & Company, Inc.                                                                                   811,805
       73,900   Ford Motor Company                                                                                          756,736
       37,300   Furniture Brands International, Inc.                                                                        806,053
       58,100   General Motors Corporation                                                                                1,975,400
       16,400   Harley-Davidson Inc                                                                                         813,440
       66,900   The Home Depot, Inc.                                                                                      2,602,410
       91,500   IAC/InterActiveCorp #                                                                                     2,200,575
       27,600   International Game Technology                                                                               776,940
       40,900   Limited Brands, Inc.                                                                                        876,078
       24,500   Lowe's Companies, Inc.                                                                                    1,426,390
       24,500   May Department Stores Company                                                                               983,920
       45,500   McDonald's Corporation                                                                                    1,262,625
       38,500   Newell Rubbermaid Inc.                                                                                      917,840
       72,400   News Corporation Inc., Class A                                                                            1,171,432
       12,800   Omnicom Group Inc.                                                                                        1,022,208
       20,900   Outback Steakhouse, Inc. #                                                                                  945,516
       16,800   J.C. Penney Company, Inc.                                                                                   883,344
       51,800   Pier 1 Imports, Inc.                                                                                        735,042
       16,200   Polaris Industries Inc.                                                                                     874,800
       77,400   Regal Entertainment Group, Class A                                                                        1,461,312
       28,700   Sears Holding Corporation #                                                                               4,301,269
      111,400   Servicemaster                                                                                             1,492,760
      259,400   Sirius Satellite Radio Inc. #                                                                             1,680,912
       67,200   Starbucks Corporation #                                                                                   3,471,552
       15,700   Starwood Hotels & Resorts Worldwide, Inc.                                                                   919,549
       23,300   Target Corporation                                                                                        1,267,753
      121,600   Time Warner Inc. #                                                                                        2,031,936
       35,400   Tupperware Corporation                                                                                      827,298
       18,800   Unitrin, Inc.                                                                                               923,080
       49,300   Viacom Inc., Class B                                                                                      1,578,586
       75,300   Wal-Mart Stores, Inc.                                                                                     3,629,460
       20,300   Wendy's International, Inc.                                                                                 967,295
       12,700   Whirlpool Corporation                                                                                       890,397
       30,100   XM Satellite Radio Holdings Inc., Class A #                                                               1,013,166
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 3.4%

       69,400   Albertson's, Inc.                                                                                         1,435,192
       69,700   Altria Group, Inc.                                                                                        4,506,802
       33,900   CVS Corporation                                                                                             985,473


                                       24

       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES (continued)

       52,900   The Coca-Cola Company                                                                                  $  2,208,575
       25,400   The Gillette Company                                                                                      1,286,002
       23,200   PepsiCo, Inc.                                                                                             1,251,176
       51,800   The Procter & Gamble Company                                                                              2,732,450
       32,500   Walgreen Co.                                                                                              1,494,675
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 3.5%

       54,100   ChevronTexaco Corporation                                                                                 3,025,272
       29,400   ConocoPhillips                                                                                            1,690,206
       21,300   Diamond Offshore Drilling, Inc.                                                                           1,138,059
      146,700   Exxon Mobil Corporation                                                                                   8,430,849
       26,400   Halliburton Company                                                                                       1,262,448
       17,500   Smith International, Inc.                                                                                 1,114,750
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 10.9%

       24,500   AFLAC Incorporated                                                                                        1,060,360
       18,700   American Express Company                                                                                    995,401
       67,800   American Financial Realty Trust                                                                           1,042,764
       63,400   American International Group, Inc.                                                                        3,683,540
       88,200   Bank of America Corporation                                                                               4,022,802
       38,100   The Bank of New York Company, Inc.                                                                        1,096,518
        4,500   The Chicago Merchantile Exchange                                                                          1,329,750
      115,400   Citigroup Inc.                                                                                            5,334,942
       33,600   Commerce Bancorp, Inc.                                                                                    1,018,416
       36,000   Eaton Vance Corporation                                                                                     860,760
       32,700   Fidelity National Financial, Inc.                                                                         1,167,063
       29,600   Arthur J. Gallagher & Co.                                                                                   803,048
        9,100   The Goldman Sachs Group, Inc.                                                                               928,382
      149,900   HRPT Properties Trust                                                                                     1,863,257
       11,800   HSBC Holdings plc, Sponsored ADR                                                                            939,870
       46,300   Health Care REIT, Inc.                                                                                    1,745,047
       89,700   JPMorgan Chase & Co                                                                                       3,168,204
       13,200   Legg Mason, Inc.                                                                                          1,374,252
       87,000   Lloyds TSB Group plc, Sponsored ADR                                                                       2,962,350
       47,500   MBNA Corporation                                                                                          1,242,600
       20,000   Moody's Corporation                                                                                         899,200
       35,700   Morgan Stanley                                                                                            1,873,179
       66,600   Nationwide Health Properties, Inc.                                                                        1,572,426
       53,100   New York Community Bancorp, Inc.                                                                            962,172
       13,600   Prudential Financial, Inc.                                                                                  892,976
       74,000   The Charles Schwab Corporation                                                                              834,720
       40,100   TCF Financial Corporation                                                                                 1,037,788
       50,400   TruStreet Properties, Inc.                                                                                  837,144
       63,800   U.S. Bancorp                                                                                              1,862,960
       33,300   Wachovia Corporation                                                                                      1,651,680
       51,000   Waddell & Reed Financial, Inc., Class A                                                                     943,500
       25,100   Wells Fargo & Company                                                                                     1,545,658
------------------------------------------------------------------------------------------------------------------------------------


                HEALTHCARE - 11.7%

       52,400   Abbott Laboratories                                                                                       2,568,124
       15,900   Affymetrix, Inc. #                                                                                          857,487
       67,700   Amgen Inc. #                                                                                              4,093,142
       57,300   Applera Corporation-Applied Biosystems Group                                                              1,127,091
       37,800   Baxter International Inc.                                                                                 1,402,380
       67,600   Biogen Idec Inc. #                                                                                        2,328,820
       26,700   Boston Scientific Corporation #                                                                             720,900
      112,000   Bristol-Myers Squibb Company                                                                              2,797,760
       19,800   Caremarx Rx, Inc. #                                                                                         881,496
       22,700   Celgene Corporation #                                                                                       925,479
       23,000   Cephalon, Inc. #                                                                                            915,630
       18,900   Charles River Laboratories International, Inc. #                                                            911,925


                                       25

                        Nuveen Equity Premium Advantage Fund (JLA) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

       12,300   Genentech, Inc. #                                                                                      $    987,444
       37,100   Genzyme Corporation #                                                                                     2,229,339
       56,200   Gilead Sciences, Inc. #                                                                                   2,472,238
       27,400   GlaxoSmithKline plc, ADR                                                                                  1,329,174
       11,700   Guidant Corporation                                                                                         787,410
       72,100   Human Genome Sciences, Inc. #                                                                               834,918
       76,300   Johnson & Johnson                                                                                         4,959,500
       41,900   Eli Lilly and Company                                                                                     2,334,249
       15,100   Medco Health Solutions, Inc. #                                                                              805,736
       34,300   Medtronic Inc.                                                                                            1,776,397
       80,800   Merck & Co. Inc.                                                                                          2,488,640
      192,300   Pfizer Inc.                                                                                               5,303,634
       55,400   Schering-Plough Corporation                                                                               1,055,924
       15,000   Sepracor Inc. #                                                                                             900,150
       15,800   Stryker Corporation                                                                                         751,448
       59,100   Telik, Inc. #                                                                                               960,966
       33,700   UnitedHealth Group Incorporated                                                                           1,757,118
       16,600   Wellpoint Inc. #                                                                                          1,156,024
       46,200   Wyeth                                                                                                     2,055,900
       10,100   Zimmer Holdings, Inc. #                                                                                     769,317
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 9.2%

       38,800   Automatic Data Processing, Inc.                                                                           1,628,436
       26,200   The Boeing Company                                                                                        1,729,200
       23,900   Briggs & Stratton Corporation                                                                               827,418
       17,500   Burlington Northern Santa Fe Corporation                                                                    823,900
       14,800   Caterpillar Inc.                                                                                          1,410,588
       41,400   Cendant Corporation                                                                                         926,118
       30,200   CheckFree Corp #                                                                                          1,028,612
       13,000   Cooper Industries Limited                                                                                   830,700
       13,800   Corporate Executive Board Company                                                                         1,080,954
       18,200   Danaher Corporation                                                                                         952,588
       15,700   Eaton Corporation                                                                                           940,430
       33,700   Emerson Electric Co                                                                                       2,110,631
       29,700   First Data Corporation                                                                                    1,192,158
      250,900   General Electric Company                                                                                  8,693,685
       11,700   Global Payments Inc.                                                                                        793,260
       22,700   Graco Inc.                                                                                                  773,389
       41,300   Honeywell International Inc.                                                                              1,512,819
       22,400   Hubbell Incorporated, Class B #                                                                             987,840
       15,900   ITT Educational Services Inc. #                                                                             849,378
       24,000   Manpower Inc.                                                                                               954,720
       17,600   Pentair, Inc.                                                                                               753,456
       34,400   Pitney Bowes Inc.                                                                                         1,498,120
       15,500   Rockwell Automation, Inc.                                                                                   755,005
       21,500   SEI Investments Company                                                                                     803,025
       23,300   SPX Corporation                                                                                           1,071,334
       77,100   Southwest Airlines Co.                                                                                    1,074,003
       28,000   3M Co.                                                                                                    2,024,400
       59,400   Tyco International Ltd                                                                                    1,734,480
       33,700   United Parcel Service, Inc., Class B                                                                      2,330,692
       29,900   United Technologies Corporation                                                                           1,535,365
------------------------------------------------------------------------------------------------------------------------------------


                INFORMATION TECHNOLOGY - 33.5%

       77,000   Adobe Systems Incorporated                                                                                2,203,740
       47,900   Advanced Micro Devices Inc. #                                                                               830,586
       19,200   Amphenol Corporation, Class A                                                                               771,264
       47,400   Analog Devices, Inc.                                                                                      1,768,494
      221,500   Apple Computer, Inc. #                                                                                    8,153,415
       89,800   Applied Materials, Inc.                                                                                   1,452,964
       33,700   Arrow Electronics, Inc. #                                                                                   915,292


                                       26

       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY (continued)

       34,800   Autodesk, Inc.                                                                                         $  1,196,076
       36,900   Broadcom Corporation, Class A #                                                                           1,310,319
       73,400   Cadence Design Systems, Inc. #                                                                            1,002,644
      472,200   Cisco Systems, Inc. #                                                                                     9,023,742
       48,600   Computer Associates International, Inc.                                                                   1,335,528
       68,300   Corning Incorporated #                                                                                    1,135,146
       32,300   Cymer, Inc. #                                                                                               851,105
      162,300   Dell Inc. #                                                                                               6,412,473
       24,300   Diebold, Incorporated                                                                                     1,096,173
      105,500   EMC Corporation #                                                                                         1,446,405
      202,600   eBay Inc. #                                                                                               6,687,826
       50,400   Electronic Arts Inc. (EA) #                                                                               2,853,144
       44,300   Electronic Data Systems Corporation                                                                         852,775
       63,900   Fairchild Semiconductor International Inc., Class A #                                                       942,525
       28,200   FormFactor Inc #                                                                                            745,044
       46,600   Freescale Semiconductor Inc. #                                                                              979,066
        5,400   Google Inc., Class A #                                                                                    1,588,410
       29,400   Harris Corporation                                                                                          917,574
      100,200   Hewlett-Packard Company                                                                                   2,355,702
       20,300   Hyperion Solutions Corporation #                                                                            816,872
       11,100   Infosys Technologies Limited, ADR                                                                           859,917
       62,100   Integrated Device Technology, Inc. #                                                                        667,575
       46,600   Integrated Circuit Systems, Inc. #                                                                          961,824
      451,600   Intel Corporation                                                                                        11,768,696
       48,700   International Business Machines Corporation (IBM)                                                         3,613,540
       22,700   International Rectifier Corporation #                                                                     1,083,244
       49,500   Juniper Networks Inc. #                                                                                   1,246,410
       23,200   KLA-Tencor Corporation                                                                                    1,013,840
       12,300   Lexmark International, Inc. #                                                                               797,409
       24,800   Macromedia, Inc. #                                                                                          947,856
       35,300   Marvell Technology Group Limited #                                                                        1,342,812
       52,300   Maxim Integrated Products, Inc.                                                                           1,998,383
       65,500   Micrel, Incorporated #                                                                                      754,560
      834,100   Microsoft Corporation                                                                                    20,719,044
       75,200   Micron Technology, Inc. #                                                                                   767,792
       72,900   Motorola, Inc.                                                                                            1,331,154
       22,700   NCR Corporation #                                                                                           797,224
       53,400   National Semiconductor Corporation                                                                        1,176,402
       53,500   Network Appliance Inc. #                                                                                  1,512,445
      396,300   Oracle Corporation #                                                                                      5,231,160
      358,500   QUALCOM Inc.                                                                                             11,834,085
       33,100   Research In Motion Limited #                                                                              2,441,125
       29,800   The Reynolds and Reynolds Company                                                                           805,494
       11,600   Roper Industries Inc.                                                                                       827,892
       23,900   SRA International, Inc. #                                                                                   829,808
       37,400   SAP AG, Sponsored ADR                                                                                     1,619,420
       32,000   Satyam Computer Services Limited, ADR                                                                       832,000
       51,200   Semtech Corporation #                                                                                       852,480
       88,100   Siebel Systems, Inc.                                                                                        784,090
       39,600   Sybase, Inc. #                                                                                              726,660
      135,700   Symantec Corporation #                                                                                    2,950,118
      117,920   Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR                                            1,075,428
       26,700   Take-Two Interactive Software, Inc. #                                                                       679,515
      106,500   Texas Instruments Incorporated                                                                            2,989,455
      214,400   United Microelectronics Corporation, ADR #                                                                  881,184
       26,000   Varian Semiconductor Equipment Associate #                                                                  962,000
       64,500   VERITAS Software Corporation #                                                                            1,573,800
       37,300   Veri Sign, Inc. #                                                                                         1,072,748
       53,000   Xilinx, Inc.                                                                                              1,351,500
      128,400   Yahoo! Inc. #                                                                                             4,449,060


                                       27

                        Nuveen Equity Premium Advantage Fund (JLA) (continued)
                             Portfolio of INVESTMENTS June 30, 2005 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.6%

       29,600   Alcoa Inc.                                                                                             $    773,448
       24,900   Cabot Microelectronics Corporation #                                                                        721,851
       56,300   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                          909,245
       36,600   The Dow Chemical Company                                                                                  1,629,798
       46,400   E.I. du Pont de Nemours and Company                                                                       1,995,664
       35,300   Lyondell Chemical Company                                                                                   932,626
       13,900   Monsanto Company                                                                                            873,893
       74,200   Packaging Corp of America                                                                                 1,561,910
       52,000   RPM International, Inc.                                                                                     949,520
       34,400   Sonoco Products Company                                                                                     911,600
       14,900   Weyerhaeuser Company                                                                                        948,385
------------------------------------------------------------------------------------------------------------------------------------


                TELECOMMUNICATION SERVICES - 4.3%

       48,900   AT&T Corp                                                                                                   931,056
       54,100   BellSouth Corporation                                                                                     1,437,437
       46,400   China Mobile Hong Kong Limited, Sponsored ADR                                                               862,576
       50,800   Chunghwa Telecom Co., Ltd., Sponsored ADR #                                                               1,088,644
      232,200   Nextel Communications, Inc., Class A #                                                                    7,502,382
       68,100   Nokia Oyj, Sponsored ADR                                                                                  1,133,184
      123,800   SBC Communications Inc.                                                                                   2,940,250
       53,400   Sprint Corporation                                                                                        1,339,806
       90,500   Verizon Communications Inc.                                                                               3,126,775
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 2.5%

       52,400   Atmos Energy Corporation                                                                                  1,509,120
       61,600   Duke Energy Corporation                                                                                   1,831,368
       21,600   Exelon Corporation                                                                                        1,108,728
       33,400   Great Plains Energy Incorporated                                                                          1,065,126
       50,200   NICOR Inc.                                                                                                2,066,734
       30,400   OGE Energy Corp                                                                                             879,776
       31,000   ONEOK Inc.                                                                                                1,012,150
       34,300   Piedmont Natural Gas Company                                                                                823,886
       43,700   TECO Energy, Inc.                                                                                           826,367
       30,500   Vectren Corporation                                                                                         876,265
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $455,977,485)                                                                 449,358,405
                --------------------------------------------------------------------------------------------------------------------
    CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                PUT OPTIONS - 0.3%

          278   On S&P 500 Index, expiring 7/16/05 at 1100                                                                    6,950
          380   On Mini-NDX 100 Index, expiring 8/20/05 at 135.0                                                              9,500
          404   On Nasdaq 100 Index, expiring 8/20/05 at 1350                                                               108,070
          573   On S&P 500 Index, expiring 8/20/05 at 1100                                                                  146,115
        1,600   On Mini-NDX 100 Index, expiring 9/17/05 at 132.5                                                             72,000
        1,970   On Mini-NDX 100 Index, expiring 9/17/05 at 135.0                                                            123,125
          800   On Mini-NDX 100 Index, expiring 9/17/05 at 137.5                                                             70,000
          216   On Nasdaq 100 Index, expiring 9/17/05 at 1325                                                                98,280
          378   On Nasdaq 100 Index, expiring 9/17/05 at 1350                                                               238,140
          304   On S&P 500 Index, expiring 9/17/05 at 1075                                                                  112,480
          709   On S&P 500 Index, expiring 9/17/05 at 1100                                                                  382,860
------------------------------------------------------------------------------------------------------------------------------------
                Total Put Options (cost $1,799,686)                                                                       1,367,520
                --------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL
 AMOUNT (000)   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HIGH-GRADE SHORT-TERM INVESTMENTS - 6.3%

$      29,795   State Street Bank Euro Dollar Time Deposit, 2.600%, 7/01/05                                            $ 29,795,105
=============-----------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments (cost $29,795,105)                                               29,795,105
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $487,572,276) - 101.8%                                                          480,521,030
                ====================================================================================================================

    CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                CALL OPTIONS - (1.6)% *

      (1,200)   On Mini-NDX 100 Index, expiring 7/16/05 at 150.0                                                           (144,000)
        (770)   On Mini-NDX 100 Index, expiring 7/16/05 at 152.5                                                            (30,800)
         (56)   On Nasdaq 100 Index, expiring 7/16/05 at 1500                                                               (65,240)
        (120)   On Nasdaq 100 Index, expiring 7/16/05 at 1525                                                               (48,000)
        (184)   On Nasdaq 100 Index, expiring 7/16/05 at 1550                                                               (22,080)
        (184)   On S&P 500 Index, expiring 7/16/05 at 1150                                                                 (799,480)
        (331)   On S&P 500 Index, expiring 7/16/05 at 1175                                                                 (703,375)
        (228)   On S&P 500 Index, expiring 7/16/05 at 1200                                                                 (134,520)
        (400)   On Mini-NDX 100 Index, expiring 8/20/05 at 150.0                                                           (121,000)
        (400)   On Mini-NDX 100 Index, expiring 8/20/05 at 152.5                                                            (74,000)
      (1,600)   On Mini-NDX 100 Index, expiring 8/20/05 at 155.0                                                           (160,000)
        (169)   On Nasdaq 100 Index, expiring 8/20/05 at 1500                                                              (499,395)
        (136)   On Nasdaq 100 Index, expiring 8/20/05 at 1525                                                              (247,520)
         (80)   On Nasdaq 100 Index, expiring 8/20/05 at 1550                                                               (80,800)
        (236)   On S&P 500 Index, expiring 8/20/05 at 1200                                                                 (376,420)
        (380)   On Mini-NDX 100 Index, expiring 9/17/05 at 150.0                                                           (159,600)
        (253)   On Nasdaq 100 Index, expiring 9/17/05 at 1500                                                            (1,056,275)
        (466)   On S&P 500 Index, expiring 9/17/05 at 1175                                                               (1,796,430)
        (419)   On S&P 500 Index, expiring 9/17/05 at 1200                                                                 (978,365)
------------------------------------------------------------------------------------------------------------------------------------
                Total Call Options (premiums received $14,573,490)                                                       (7,497,300)
                ====================================================================================================================
                Other Assets Less Liabilities - (0.2)%                                                                     (965,956)
                ====================================================================================================================
                Net Assets - 100%                                                                                      $472,057,774
                ====================================================================================================================

                #    Non-income producing

                *    The aggregate value of investments that covers outstanding call options is $444,545,951.

                                 See accompanying notes to financial statements.

Statement of
       ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
                                                                                          EQUITY            EQUITY           EQUITY
                                                                                         PREMIUM           PREMIUM          PREMIUM
                                                                                          INCOME       OPPORTUNITY        ADVANTAGE
                                                                                           (JPZ)             (JSN)            (JLA)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $706,533,777, $1,247,928,414 and
   $487,572,276, respectively)                                                      $733,566,866    $1,250,436,039     $480,521,030
Receivables:
   Dividends and interest                                                              1,437,349         1,639,012          369,082
   Reclaims                                                                                4,708             4,624               --
Other assets                                                                              15,924               641               --
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                      735,024,847     1,252,080,316      480,890,112
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Call options written, at value (premiums received $19,724,385, $35,033,127 and
   $14,573,490, respectively)                                                         14,969,650        23,410,255        7,497,300
Accrued expenses:
   Management fees                                                                       344,883           575,883          253,684
   Organization and offering costs                                                            --                --          988,000
   Other                                                                                 205,256           366,133           93,354
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                  15,519,789        24,352,271        8,832,338
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                          $719,505,058    $1,227,728,045     $472,057,774
====================================================================================================================================
Shares outstanding                                                                    37,957,064        64,944,879       24,705,240
====================================================================================================================================
Net asset value per share outstanding (net assets divided by shares outstanding)    $      18.96    $        18.90     $      19.11
====================================================================================================================================



NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                    $    379,571    $      649,449     $    247,052
Paid-in surplus                                                                      723,591,939     1,238,292,118      470,635,031
Undistributed (Over-distribution of) net investment income                              (465,360)          947,385          337,294
Distributions in excess of net investment income                                     (24,126,755)      (30,251,498)              --
Accumulated net realized gain (loss) from investments, foreign currency
   transactions and option contracts                                                 (11,662,161)        3,960,094          813,453
Net unrealized appreciation of investments and option contracts                       31,787,824        14,130,497           24,944
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                          $719,505,058    $1,227,728,045     $472,057,774
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS (Unaudited)
                                                                                       EQUITY          EQUITY            EQUITY
                                                                                       PREMIUM         PREMIUM           PREMIUM
                                                                                       INCOME        OPPORTUNITY        ADVANTAGE
                                                                                        (JPZ)           (JSN)            (JLA)
                                                                                    ------------   ---------------   ---------------
                                                                                                    FOR THE PERIOD   FOR THE PERIOD
                                                                                                           1/26/05          5/25/05
                                                                                                     (COMMENCEMENT    (COMMENCEMENT
                                                                                      SIX MONTHS    OF OPERATIONS)   OF OPERATIONS)
                                                                                           ENDED           THROUGH          THROUGH
                                                                                         6/30/05           6/30/05          6/30/05
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $76,148, $101,643
   and $6,528, respectively)                                                        $ 10,194,432      $ 11,267,507      $   383,264
Interest                                                                                 385,634         1,006,908          289,804
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                               10,580,066        12,274,415          673,068
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        3,145,214         4,329,996          338,009
Shareholders' servicing agent fees and expenses                                              881               824              603
Custodian's fees and expenses                                                            102,886           144,806            9,963
Trustees' fees and expenses                                                                9,114            11,911              849
Professional fees                                                                         18,925            22,627            4,791
Shareholders' reports - printing and mailing expenses                                     35,305            70,397           36,987
Stock exchange listing fees                                                               13,391            10,727               --
Investor relations expense                                                                60,528            91,282            6,463
Other expenses                                                                            39,670           193,682           14,232
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                   3,425,914         4,876,252          411,897
   Custodian fee credit                                                                  (89,913)         (102,022)            (183)
   Expense reimbursement                                                              (1,067,395)       (1,488,738)         (75,940)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           2,268,606         3,285,492          335,774
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  8,311,460         8,988,923          337,294
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                        (8,793,677)      (18,539,265)         (22,858)
   Foreign currency transactions                                                           1,097                --               --
   Option contracts written                                                           22,753,493        22,499,359          836,311
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                       (10,338,688)        2,507,625       (7,051,246)
   Option contracts written                                                            7,789,857        11,622,872        7,076,190
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                      11,412,082        18,090,591          838,397
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                          $ 19,723,542      $ 27,079,514      $ 1,175,691
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                                                                        EQUITY          EQUITY
                                                                                                        PREMIUM         PREMIUM
                                                                          EQUITY PREMIUM              OPPORTUNITY      ADVANTAGE
                                                                           INCOME (JPZ)                  (JSN)            (JLA)
                                                                   -----------------------------    --------------   ---------------
                                                                                  FOR THE PERIOD    FOR THE PERIOD   FOR THE PERIOD
                                                                                        10/26/04           1/26/05          5/25/05
                                                                                   (COMMENCEMENT     (COMMENCEMENT    (COMMENCEMENT
                                                                     SIX MONTHS   OF OPERATIONS)    OF OPERATIONS)   OF OPERATIONS)
                                                                          ENDED          THROUGH           THROUGH          THROUGH
                                                                        6/30/05         12/31/04           6/30/05          6/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $  8,311,460     $  4,491,508    $    8,988,923     $    337,294
Net realized gain (loss) from:
   Investments                                                       (8,793,677)         361,386       (18,539,265)         (22,858)
   Foreign currency transactions                                          1,097               --                --               --
   Option contracts written                                          22,753,493      (25,984,460)       22,499,359          836,311
Change in net unrealized appreciation (depreciation) of:
   Investments                                                      (10,338,688)      37,371,777         2,507,625       (7,051,246)
   Option contracts written                                           7,789,857       (3,035,122)       11,622,872        7,076,190
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           19,723,542       13,205,089        27,079,514        1,175,691
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                           (8,042,252)      (5,226,076)       (8,041,538)              --
In excess of net investment income                                  (24,126,755)              --       (30,251,498)              --
Tax return of capital                                                        --          (84,048)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders           (32,169,007)      (5,310,124)      (38,293,036)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of shares                                      67,480      713,053,231     1,228,579,554      470,781,999
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                             7,988,896        2,845,867        10,261,929               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions            8,056,376      715,899,098     1,238,841,483      470,781,999
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                           (4,389,089)     723,794,063     1,227,627,961      471,957,690
Net assets at the beginning of period                               723,894,147          100,084           100,084          100,084
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                    $719,505,058     $723,894,147    $1,227,728,045     $472,057,774
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                            $   (465,360)    $   (734,568)   $      947,385     $    337,294
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Equity Premium Income Fund
(JPZ), Nuveen Equity Premium Opportunity Fund (JSN) and Nuveen Equity Premium Advantage Fund (JLA). The Funds are registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment companies.

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC"), Equity Premium Income's (JPZ) previous Adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

Prior to the commencement of operations, each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,084 by the Adviser, the recording of the organization expenses ($11,500 for Equity Premium Income (JPZ) and $13,500 per Fund for Equity Premium Opportunity
(JSN) and Equity Premium Advantage (JLA)) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

Each Fund seeks to provide a high level of current income and gains by investing primarily in a diversified equity portfolio that seeks to substantially replicate price movements of either the Standard & Poor's 500 Stock Index or a weighted average of the Standard &Poor's 500 Stock Index and the NASDAQ-100 Index and is designed to support the Funds' index option strategy.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed equity securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Equity securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Prices of index options are provided through an independent pricing service approved by the Funds' Board of Trustees. If the pricing service is unable to supply a price for a derivative investment the Funds may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. High-grade short-term investments are valued at amortized cost, which approximates market value.

Index options are generally valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 ET, which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 futures contract between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Board of Trustees, or its designee, will determine a fair value for the options. Any such fair valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the fair valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method.

Option Transactions
Each Fund purchases index put options and writes (sells) index call options. The purchase of put options involves the risk of loss of all or part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



When the Funds write an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value of the written option until the option expires or the Funds enter into a closing purchase transaction. When an index call option expires or the Funds enter into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Funds, as writers of an index call option, bear the risk of an unfavorable change in the market value of the index underlying the written option.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Funds intend to declare monthly distributions to shareholders. A portion of the Funds' monthly distributions will be made from the Funds' net investment income and the remainder will be made from a combination of net realized capital gains on the Fundportfolio investments plus the cash flows generated by each Fund's index option strategy. This portion of the distributions will consist of either a combination of long-term and short-term capital gains, a return of capital (representing in most cases, to at least a large extent, net unrealized gains), or some combination of the two. The final composition of the characteristics of the distributions cannot be determined with certainty until after the end of the Fund's fiscal year. That final composition will depend on several factors, most importantly the amount of realized gains and losses on the Fund's portfolio securities, and the amount of gains and losses realized in connection with the call options sold by the Fund and the put options purchased by the Fund.

The Funds may make total distributions during a fiscal year in an amount that exceeds the Funds' net investment income and net realized long-term capital gains for that fiscal year, in which event the amount of such excess would be characterized as a return of capital. For example, the Funds may distribute income early in the fiscal year that would initially be characterized as being taxable as short-term capital gains, but it could incur net short-term capital losses later in the fiscal year, thereby offsetting the income otherwise taxable as short-term capital gains for which distributions have already been made by the Funds. Moreover, in a rising equity market in which both the Funds' portfolio of stocks and the market index on which the Funds write and buy options rise in value, the Funds may realize capital losses in connection with their written index call options, while the largely reciprocal increases in the value of the Funds' portfolio of stocks will be treated as unrealized capital gains in this circumstance, the Funds' net cash flows may equal or exceed the amount of distributions paid, while the combination of their net income and net realized capital gains may be far less than the amount of distributions paid, in which case the difference will be treated as a return of capital for tax purposes.

The actual character of the distributions made by JPZ during the period October 26, 2004 (commencement of operations) through December 31, 2004, are reflected in the accompanying financial statements. A portion of the distributions made by JPZ and JSN during the six months ended June 30, 2005, are provisionally classified as being "From Net Investment Income", portions of which may be reclassified after the fiscal year end. The remainder, designated as being "In Excess of Net Investment Income", can not be accurately classified, as described above, until after the end of the fiscal year. However, it is likely that a portion of the amounts reported as "In Excess of Net Investment Income" will result in a tax return of capital to shareholders.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 for Equity Premium Income (JPZ) and $13,500 per Fund for Equity Premium Opportunity (JSN) and Equity Premium Advantage (JLA)) and pay all offering costs (other than the sales load) that exceed $.04 per share for each of the Funds. Equity Premium Income's (JPZ), Equity Premium Opportunity's (JSN) and Equity Premium Advantage's (JLA) share of offering costs ($1,028,288, $1,351,576 and $988,000, respectively) were recorded as reductions of the proceeds from the sale of shares.

Indemnifications
Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Shares were as follows:

                                                    EQUITY PREMIUM                       EQUITY PREMIUM             EQUITY PREMIUM
                                                      INCOME (JPZ)                      OPPORTUNITY (JSN)           ADVANTAGE (JLA)
                                         --------------------------------------         -----------------          -----------------
                                         FOR THE PERIOD          FOR THE PERIOD            FOR THE PERIOD
                                               10/26/04                 1/26/05                   5/25/05
                                             SIX MONTHS        (COMMENCEMENT OF          (COMMENCEMENT OF          (COMMENCEMENT OF
                                                  ENDED             OPERATIONS)                OPERATIONS)               OPERATIONS)
                                                6/30/05        THROUGH 12/31/04           THROUGH 6/30/05           THROUGH 6/30/05
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          --              37,390,000                64,394,300                24,700,000
Shares issued to shareholders due
   to reinvestment of distributions             414,446                 147,378                   545,339                        --
------------------------------------------------------------------------------------------------------------------------------------
                                                414,446              37,537,378                64,939,639                24,700,000
====================================================================================================================================

3. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) were as follows:

                                                                     EQUITY           EQUITY             EQUITY
                                                                     PREMIUM          PREMIUM            PREMIUM
                                                                     INCOME         OPPORTUNITY         ADVANTAGE
                                                                     (JPZ)             (JSN)              (JLA)
                                                                 ------------     ---------------    ---------------
                                                                                   FOR THE PERIOD     FOR THE PERIOD
                                                                                          1/26/05            5/25/05
                                                                   SIX MONTHS       (COMMENCEMENT      (COMMENCEMENT
                                                                        ENDED      OF OPERATIONS)     OF OPERATIONS)
                                                                      6/30/05     THROUGH 6/30/05    THROUGH 6/30/05
--------------------------------------------------------------------------------------------------------------------
Purchases                                                        $185,625,032      $1,294,764,712       $457,832,341
Sales                                                             178,457,996          93,643,567             22,252
====================================================================================================================

Transactions in index option contracts written were as follows:

                                            EQUITY PREMIUM                EQUITY PREMIUM                 EQUITY PREMIUM
                                             INCOME (JPZ)                OPPORTUNITY (JSN)               ADVANTAGE (JLA)
                                     ---------------------------     --------------------------     -------------------------
                                                                          FOR THE PERIOD                FOR THE PERIOD
                                                                              1/26/05                       5/25/05
                                              SIX MONTHS                 (COMMENCEMENT OF              (COMMENCEMENT OF
                                                 ENDED                      OPERATIONS)                   OPERATIONS)
                                                6/30/05                   THROUGH 6/30/05                THROUGH 6/30/05
                                     ---------------------------     --------------------------     -------------------------
                                     NUMBER OF          PREMIUMS     NUMBER OF         PREMIUMS     NUMBER OF        PREMIUMS
                                     CONTRACTS          RECEIVED     CONTRACTS         RECEIVED     CONTRACTS        RECEIVED
-----------------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period         5,829      $ 19,757,348            --     $         --            --     $        --
Options written                         18,504        48,273,622        64,899       94,162,688         9,060      17,624,600
Options terminated in closing
   purchase transactions               (16,551)      (42,951,501)      (42,017)     (51,243,264)       (1,448)     (3,051,110)
Options expired                         (1,993)       (5,355,084)       (5,125)      (7,886,297)           --              --
-----------------------------------------------------------------------------------------------------------------------------
Outstanding, end of period               5,789      $ 19,724,385        17,757     $ 35,033,127         7,612     $14,573,490
=============================================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2005, the cost of investments owned was as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
------------------------------------------------------------------------------------------------------------------
Cost of investments                                                $706,533,777    $1,247,928,414     $487,572,276
==================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                    $ 48,134,072     $ 48,271,794      $  5,765,804
   Depreciation                                                     (21,100,983)     (45,764,169)      (12,817,050)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          $ 27,033,089     $  2,507,625      $ (7,051,246)
==================================================================================================================

The tax components of undistributed net ordinary income and net realized gains of Equity Premium Income (JPZ) at December 31, 2004, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Accumulated capital and other losses *                             $   (818,616)
Undistributed net capital gains (losses)                            (25,623,074)
================================================================================

* The balances above reflect operations for the portion of the tax year through December 31, 2004. The accumulated losses will be available to offset gains in future tax years subject to applicable tax rules.

The tax character of Equity Premium Income's (JPZ) distributions paid during the period October 26, 2004 (commencement of operations) through December 31, 2004, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net ordinary income *                              $5,226,076
Tax return of capital                                                     84,048
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to the investment management agreements between the Adviser and the Funds, each Fund has agreed to pay an annual management fee for the services and facilities provided by the Adviser, payable on a monthly basis, based on the sum of a fund-level fee and a complex-level fee, as described below.

Fund-Level Fee. The fund-level fee shall be applied according to the following schedule:

                                                                     FUND-LEVEL
AVERAGE DAILY MANAGED ASSETS                                           FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billion                                        .6000
================================================================================

Complex-Level Fee. The complex-level fee schedule for all funds in the Nuveen fund complex is as follows:

                                                                  COMPLEX-LEVEL
COMPLEX-LEVEL ASSETS (1)                                               FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreements with Gateway Investment Advisers, L.P. ("Gateway") under which Gateway manages the investment portfolios of the Funds. Gateway is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
OCTOBER 31,                                      OCTOBER 31,
--------------------------------------------------------------------------------
2004*                    .30%                    2009                       .30%
2005                     .30                     2010                       .22
2006                     .30                     2011                       .14
2007                     .30                     2012                       .07
2008                     .30
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
JANUARY 31,                                      JANUARY 31,
--------------------------------------------------------------------------------
2005*                    .30%                    2010                       .30%
2006                     .30                     2011                       .22
2007                     .30                     2012                       .14
2008                     .30                     2013                       .07
2009                     .30
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

For the first six years of Equity Premium Advantage's (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MAY 31,                                          MAY 31,
--------------------------------------------------------------------------------
2005*                    .20%                    2009                       .20%
2006                     .20                     2010                       .20
2007                     .20                     2011                       .10
2008                     .20
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER
In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS
The Funds declared distributions were paid on August 1, 2005, to shareholders of record on July 15, 2005, as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
------------------------------------------------------------------------------------------------------------------
Dividends per share                                                      $.1420            $.1480          $.1510
==================================================================================================================

Financial
     HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:
                                              Investment Operations                           Less Distributions
                                      ---------------------------------   ----------------------------------------------------------
                                                           Net                             In Excess
                         Beginning           Net     Realized/                   Net          of Net                   Tax
                         Net Asset    Investment    Unrealized            Investment      Investment   Capital   Return of
                             Value      Income(a)         Gain    Total       Income          Income     Gains     Capital    Total
====================================================================================================================================
EQUITY PREMIUM
INCOME (JPZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2005(e)                     $19.28          $.22          $.31     $.53        $(.21)          $(.64)     $ --        $ --    $(.85)
2004(b)                      19.10           .12           .24      .36         (.15)             --        --          --     (.15)

EQUITY PREMIUM
OPPORTUNITY (JSN)
------------------------------------------------------------------------------------------------------------------------------------
2005(c)                      19.10           .14           .27      .41         (.13)           (.46)       --          --     (.59)

EQUITY PREMIUM
ADVANTAGE (JLA)
------------------------------------------------------------------------------------------------------------------------------------
2005(d)                      19.10           .01           .04      .05           --              --        --          --       --
====================================================================================================================================
                                                                       Total Returns
                                                                   --------------------
                                                                                Based
                                                                    Based          on
                                            Ending      Ending         on         Net
                             Offering    Net Asset      Market     Market       Asset
                                Costs        Value       Value      Value**     Value**
=======================================================================================
EQUITY PREMIUM
INCOME (JPZ)
---------------------------------------------------------------------------------------
Year Ended 12/31:
2005(e)                          $ --       $18.96      $20.25       4.47%       2.83%
2004(b)                          (.03)       19.28       20.25       1.96        1.68

EQUITY PREMIUM
OPPORTUNITY (JSN)
---------------------------------------------------------------------------------------
2005(c)                          (.02)       18.90       19.73       1.75        2.10

EQUITY PREMIUM
ADVANTAGE (JLA)
---------------------------------------------------------------------------------------
2005(d)                          (.04)       19.11       19.73      (1.35)        .05
=======================================================================================
                                                          Ratios/Supplemental Data
                         -----------------------------------------------------------------------------------------------
                                       Before Credit/Reimbursement        After Credit/Reimbursement***
                                       ---------------------------        -----------------------------
                                                      Ratio of Net                         Ratio of Net
                                          Ratio of      Investment           Ratio of        Investment
                              Ending   Expenses to       Income to        Expenses to          Income to      Portfolio
                          Net Assets       Average         Average            Average            Average       Turnover
                                (000)   Net Assets      Net Assets         Net Assets         Net Assets           Rate
========================================================================================================================
EQUITY PREMIUM
INCOME (JPZ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2005(e)                  $  719,505            .96%*          2.01%*              .64%*             2.34%*           26%
2004(b)                     723,894           1.07*           3.49*               .73*              3.82*             1

EQUITY PREMIUM
OPPORTUNITY (JSN)
------------------------------------------------------------------------------------------------------------------------
2005(c)                   1,227,728            .98*           1.49*               .66*              1.81*             8

EQUITY PREMIUM
ADVANTAGE (JLA)
------------------------------------------------------------------------------------------------------------------------
2005(d)                     472,058           1.08*            .68*               .88*               .88*            --
========================================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement.
(a) Per Shares Net Investment Income is calculated using the average daily shares method.
(b) For the period October 26, 2004 (commencement of operations) through December 31, 2004.
(c)  For the period 1/26/05 (commencement of operations) through June 30, 2005.
(d)  For the period 5/25/05 (commencement of operations) through June 30, 2005.
(e)  For the six months ended June 30, 2005.

                                 See accompanying notes to financial statements.

                                  40-41 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

MARKET YIELD (ALSO KNOWN AS DISTRIBUTION YIELD OR CURRENT YIELD): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. REIT distributions received by the Fund are generally comprised of investment income, long-term and short-term capital gains and a REIT return of capital. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Chicago, IL


The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $120 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-D-0605D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Opportunity Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: September 7, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: September 7, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: September 7, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.